As filed with the Securities and Exchange Commission on April 13, 1999

Registration No. 333-74241


SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549

FORM N14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 /X/

PRE-EFFECTIVE AMENDMENT NO. / /


POST-EFFECTIVE AMENDMENT NO. /1/


Ranson Managed Portfolios
(Exact Name of Registrant as Specified in Charter)

1 North Main
Minot, North Dakota 58703
(Address of Principal Executive Offices)

(701) 852-5292
(Registrant's Telephone Number)

  -------------------------- ------------------------ ------------------------

Robert E. Walstad           Mark J. Kneedy           Donald F. Burt
ND Holdings, Inc.           Chapman and Cutler       Cline, Williams, Wright,
1 North Main                111 West Monroe Street   Johnson & Oldfather
Minot, ND 58703             Chicago, IL 60603        1900 U.S. Bank Building
(Name and Address of Agent  (with a copy to          233 South 13th Street
for Service)                 the above)              Lincoln, NE 68508-2095
                                                     (with a copy to the above)

-------------------------- ------------------------  --------------------------
As   soon   as   practicable   after   the   Registration    Statement   becomes
effective. (Approximate Date of Proposed Public Offering)

The Registrant has previously filed a declaration registering an indefinite number of shares of beneficial interest, without par value, pursuant to Rule 24f-2 under the Investment Company Act of 1940. Accordingly, no filing fee is payable herewith. The Registrant's Rule 24f-2 notice for the year ended July 31, 1998 was filed on September 9, 1998.


It is proposed that this Amendment will become effective pursuant to Rule 485(a)(1) or on such earlier date as the Commission, acting pursuant to Rule 485
(a)(3), may determine.

April 23, 1999





Dear Shareholder:


The Directors of Lancaster Nebraska Tax-Free Fund ("Lancaster Fund") endorse a proposal for the reorganization of Lancaster Fund into Nebraska Municipal Fund ("NMF"). NMF invests its assets nearly the same way as Lancaster Fund. I ask you to vote in favor of this important proposal affecting your investment in Lancaster Fund. You are welcome to join us at the Lancaster Fund Special Shareholder Meeting, but most shareholders vote by filling out and returning the enclosed proxy card.

If the proposal passes, you will become a shareholder of NMF. NMF will issue shares equal in value to the Lancaster Fund shares you own. You will not pay a sales charge. You should not have adverse federal income tax consequences.

The Directors of Lancaster Fund ask you to approve the reorganization. They believe the reorganization will benefit you by making it easier for the combined fund to attract and retain investors. The Directors reviewed several factors, including the capabilities of NMF's adviser, administrator and distributor. If the NMF distributor successfully markets NMF's shares, NMF's assets should increase and NMF's per share expenses could decrease. We cannot guarantee these results, of course.


The enclosed combined Proxy Statement/Prospectus contains detailed information about the proposed reorganization and the reasons for it. The enclosed proxy card is a ballot. It tells us how to vote on your behalf. If you complete and sign the proxy, we'll vote it exactly as you tell us. If you simply sign the proxy card, we'll vote it according to the Directors' recommendation. Please carefully review the Proxy Statement/Prospectus, fill out your proxy card, and return it to us. A self-addressed, postage-paid envelope is enclosed for your convenience. It is important that you vote and that we receive your voting instructions no later than May 12, 1999.

NOTE: If you hold shares in more than one account in Lancaster Fund we may send you multiple proxy packages. You must return ALL proxy cards you receive. We have provided postage-paid return envelopes for each. If you have any questions, please call SMITH HAYES Financial Services Corporation at (402) 476-3000 or 1-800-279-7437.

Sincerely,



Thomas C. Smith, President
Lancaster Nebraska Tax-Free Fund,
    a portfolio of SMITH HAYES Trust, Inc.

                    NOTICE OF SPECIAL MEETING OF SHAREHOLDERS
                          TO BE HELD ON MAY 13, 1999


TO THE SHAREHOLDERS OF LANCASTER NEBRASKA TAX-FREE FUND:


You are cordially invited to attend the Special Meeting of Shareholders of Lancaster Nebraska Tax-Free Fund (the "Lancaster Fund"). The Meeting will be held at 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508, on May 13, 1999, at 10:00 a.m. The purposes of the Meeting are:


1. To consider and vote on a proposed Agreement and Plan of Reorganization providing for

        o the transfer of all the assets of Lancaster Fund in exchange for shares of The Nebraska Municipal Fund ("NMF")
        o  the assumption by NMF of all of the liabilities of the Lancaster Fund
        o the distribution of shares of NMF to the shareholders of Lancaster Fund in complete liquidation of Lancaster Fund

2. To act upon any other matters that may properly come before the Meeting or any adjournment thereof.


The Board of Directors has fixed the close of business on April 1, 1999, as the record date for determination of shareholders entitled to notice of, and to vote at, the Special Shareholders Meeting. As of the record date, there were 1,235,612 shares of Lancaster Fund outstanding and eligible to vote at the Special Shareholders Meeting. A list of such shareholders will be maintained at the offices of SMITH HAYES Financial Services Corporation, 1225 "L" Street, Lincoln, Nebraska 68508, during the ten day period preceding the Special Shareholders Meeting. Please read the Proxy Statement/Prospectus carefully before telling us, through your proxy card, how you wish your shares to be voted. The Board of Directors of Lancaster Fund unanimously recommends a vote in favor of the proposal.


WE URGE YOU TO SIGN AND DATE THE ENCLOSED PROXY CARD AND PROMPTLY RETURN IT IN THE ENVELOPE PROVIDED. No postage is required. Prompt return of your proxy card will be appreciated. Your vote is important no matter how many shares you own.


Lincoln, Nebraska            BY ORDER OF THE BOARD OF DIRECTORS
April 23, 1999


                                    Colleen Avery, Secretary

                           PROXY STATEMENT/PROSPECTUS

                         RELATING TO THE ACQUISITION OF

                        LANCASTER NEBRASKA TAX-FREE FUND
                       200 CENTRE TERRACE, 1225 "L" STREET
                             LINCOLN, NEBRASKA 68508
                            TELEPHONE 1-800-279-7437

                        BY AND IN EXCHANGE FOR SHARES OF

                           THE NEBRASKA MUNICIPAL FUND
                                  1 NORTH MAIN
                            MINOT, NORTH DAKOTA 58703
                            TELEPHONE 1-800-276-1262


The Board of Directors of Lancaster Nebraska Tax-Free Fund ("Lancaster Fund") approved a plan to reorganize Lancaster Fund into The Nebraska Municipal Fund ("NMF"). Shareholder approval is needed to proceed with that transaction (called the "Reorganization"). A shareholder meeting (the "Special Meeting") will be held on May 13, 1999. If you owned Lancaster Fund shares on April 1, 1999, you are entitled to vote at the Special Meeting. We are sending you this Proxy Statement/Prospectus, Notice of Special Meeting and form of Proxy on or about April 23, 1999. You should use them in deciding whether to approve the Reorganization at the Special Meeting.


This document describes the proposed Reorganization in which:

   o All of the assets and liabilities of Lancaster Fund will be acquired by NMF in exchange for shares of NMF
   o    Those NMF shares will be distributed to shareholders of Lancaster Fund
   o    Lancaster Fund will be terminated


As a result, you will hold shares of NMF equal in value to the Lancaster Fund shares you held just before completion of the Reorganization. Lawyers for Lancaster Fund have issued a tax opinion stating that the Reorganization will not cause you to recognize a gain or loss for federal income tax purposes.


NMF's investment objectives, policies and restrictions are nearly the same as those of Lancaster Fund. The risks of investing in both Funds are also nearly the same. We have compared the investment objectives and policies of Lancaster Fund and NMF below under "Proposal: Agreement and Plan of Reorganization--Investment Objectives, Policies and Restrictions."

Lancaster Fund is a portfolio of SMITH HAYES Trust, Inc., a Minnesota corporation which does business under the name Lancaster Funds. NMF is a portfolio of Ranson Managed Portfolios, a Massachusetts business trust. Lancaster Fund and NMF each are non-diversified series of registered open-end management investment companies. Ranson Capital Corporation is the investment adviser for NMF. CONLEY SMITH, Inc. is the investment adviser for Lancaster Fund.


This Proxy Statement/Prospectus gives you the basic information you need to vote on the proposed Reorganization. You should read it and keep it for future reference. Much of the information is required under rules of the Securities and Exchange Commission ("SEC") and some of it is technical in nature. If there is anything you do not understand, please contact Lancaster Fund at our toll-free number, 1-800-279-7437. You should return your proxy and any correspondence to Lancaster Funds, 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508. The following documents are on file with the SEC and are deemed to be legally part of this document:


o a Statement of Additional Information also dated ____________, 1999 and relating to this Proxy Statement/Prospectus
o the Prospectus and Statement of Additional Information of NMF dated November 28, 1998
o    the Annual  Report of NMF dated July 31, 1998
o    the Semi-Annual Report of NMF dated January 31, 1999
o the Prospectus and Statement of Additional Information of Lancaster Fund, dated September 29, 1998
o    Annual Financial Statement of Lancaster Fund dated June 30, 1998
o    the  Semi-Annual  Financial  Statement of Lancaster Fund dated December 31,
     1998

Copies of these documents are available upon request and without charge by calling 1-800-279-7437. The NMF Prospectus, Annual Report and Semi-Annual Report, as well as the Lancaster Fund Prospectus, Annual Financial Statement and Semi-Annual Financial Statement, are included in your package.

Neither the Securities and Exchange Commission nor any state securities commission has approved or disapproved these securities, or determined if this Proxy Statement/Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

This Proxy Statement/Prospectus is dated April ___, 1999.

                                    SYNOPSIS

Who is Asking for My Vote?


The Board of Directors of Lancaster Fund is soliciting your proxy for use at the Special Meeting of Shareholders of Lancaster Fund to be held on May 13, 1999. The purpose of the Special Meeting is to vote on the proposed Reorganization.


How Do Your Fund's Directors Recommend That You Vote On The Proposal?

The Directors recommend that you vote FOR the proposed Reorganization, in which the assets and liabilities of Lancaster Fund will be transferred to NMF in exchange for shares of NMF with an equal value.

Who is Eligible to Vote?


        If you owned Lancaster Fund shares of record at the close of business on April 1, 1999, you are entitled to vote at the Special Meeting. On April 1, 1999, there were 1,235,612 shares of Lancaster Fund outstanding.


        You have one vote for each share you own. Fractional shares are voted proportionately. If you vote, sign and return a proxy, we'll vote your shares exactly as you instruct us. If you've sent us a proxy, you can revoke it:

     o by mail (addressed to the Lancaster Fund's Secretary at 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508)
     o in person at the meeting, by executing a subsequent proxy, or by submitting a notice of revocation to the Lancaster Fund

If you sign your proxy, but don't fill in a vote, your shares will be voted in accordance with the Directors' recommendations. If any other business is brought before the meeting, your shares will be voted at the Directors' discretion

What is Being Proposed?

        The  Directors  of your  Fund  are  recommending  that you  approve  the
Reorganization of Lancaster Fund into NMF. An Agreement and Plan of Reorganization provides for the transfer of all of the assets and liabilities of Lancaster Fund to NMF in exchange for shares of NMF. Upon completion of the
Reorganization:


     o You will be a shareholder of NMF, which has nearly the same investment objectives, policies and restrictions, and purchase and redemption procedures as Lancaster Fund
     o You will own the same dollar amount of NMF shares as you previously owned in Lancaster Fund
     o    You should experience no federal income tax consequences
     o    Lancaster Fund will cease its operations and dissolve


All of Lancaster Fund's expenses related to this Proxy Statement/
Prospectus and the Reorganization will be paid by SMITH HAYES Financial Services Corporation ("SMITH HAYES"), the Distributor of Lancaster Fund. NMF's expenses will be paid by its investment adviser.


                                  RISK FACTORS

        We believe that owning shares of NMF will not involve any unique or special risks compared to owning shares of Lancaster Fund. However, we can't guarantee that NMF will achieve its investment objective. Like Lancaster Fund, NMF can experience:

        o      Yield variations, because interest rates change
        o Risks from concentrating investments in Nebraska municipal securities, including:

               o    not  diversifying  investments
               o possibly not being able to sell portfolio securities (lack of liquidity)
               o    investing in unrated securities
               o inadequate supply of securities from new issues or in the trading market

As with any mutual fund investment, there is a risk of losing the money you have invested. For more detailed information, see "Special Considerations Regarding the Fund" in the Lancaster Fund September 29, 1998 Prospectus and "Highlights of the Fund and Prospectus Summary--Risk Factors" in the NMF November 28, 1998 Prospectus.

                 PROPOSAL: AGREEMENT AND PLAN OF REORGANIZATION

General Information

        The Board of Directors of Lancaster Fund has unanimously approved a proposed Agreement and Plan of Reorganization (the "Plan"). Lancaster Fund shareholders now must vote on whether to proceed with the Plan. If the Plan is approved, NMF will purchase all of the assets of Lancaster Fund in exchange for shares of NMF and the assumption by NMF of the liabilities of Lancaster Fund (the "Reorganization"). The proposed transaction will take place about May 3, 1999 (the "Exchange Date"). Lancaster Fund will value its assets as of 3:00 p.m. Central Time on the business day before the Exchange Date. NMF will issue shares equal in value to the Lancaster Fund shares then outstanding. The shares of NMF will be distributed pro rata to shareholders of Lancaster Fund and Lancaster Fund will be terminated. Because this is a summary, it does not contain all the information that may be important to you. You should read this entire document and its exhibits, before you decide how to vote. A copy of the Plan is attached as Exhibit A.

        All shares of Lancaster Fund and NMF are in uncertificated book-entry form. The exchange of shares will take place automatically on the Exchange Date. You will not need to submit transmittal forms or other documents.

Shareholder Services and Privileges

        You will enjoy all the same services and privileges as other shareholders of NMF. You will also have the opportunity to exchange into portfolios with a wide variety of investment objectives and policies, which Lancaster Fund presently does not offer. Purchase and redemption procedures for NMF are similar to those of Lancaster Fund.

Investment Objectives, Policies and Restrictions

        NMF has nearly the same investment objectives, policies and restrictions as Lancaster Fund. Thus, the risks of investing in NMF should also be nearly the same. Consider the following summary:

                                           NMF                          Lancaster Fund
o  Investment  Objective    o Provide  shareholders  as       o  Provide  shareholders a high level
                              high a level of current income     of income exempt from federal
                              exempt from federal and Nebraska   and Nebraska income tax while seeking
                              income tax as is consistent with   preservation of capital
                              the preservation  of  capital      consistent with prudent investing


o   Strategies,             o Invest primarily in investment  o  Invest  95% of total  assets in
    Techniques, Policies      grade Nebraska municipal           investment  grade securities
                              securities to  produce a higher
                              return  than  investing solely
                              in the highest rated  Nebraska
                              municipal securities

                            o Invest in securities which do   o  Invest  no more than 5% of
                              not  present  a  significant       assets in  below  investment
                              risk of loss of principal,         grade "junk bonds"
                              including no more than 30%
                              of assets in unrated Nebraska
                              municipal securities


                            o Invest  at least 80% of assets  o Invest  at least 80% of assets
                              in   Nebraska  municipal in       Nebraska municipal
                              securities  under  normal         securities  under  normal
                              circumstances                     circumstances

                            o Invest up to 100% of assets in  o Invest up to 100% of assets in
                              taxable  fixed  income            taxable  fixed income securities
                              securities or cash during         or cash during  abnormal market
                              abnormal market  conditions       conditions

                            o Invest  in  financial futures   o Invest  in  financial futures
                              contracts or options for          contracts or options for
                              hedging purposes                  hedging purposes


        This is only a summary. The NMF Prospectus dated November 28, 1998, and the Lancaster Fund Prospectus dated September 29, 1998, both included in your package, contain a detailed description of the investment objectives, policies and restrictions of NMF and Lancaster Fund.

Background and Reasons for the Proposed Reorganization

     The Board of Directors of Lancaster Fund, including all of the Directors who are not "interested persons" as defined by the Investment Company Act of 1940 (the "Disinterested Directors"), unanimously concluded that the Reorganization will be in your best interests, and that your interest in Lancaster Fund will not be diluted as a result of the Reorganization. The Lancaster Fund Directors have submitted the Reorganization for approval by the Lancaster Fund shareholders at the Special Meeting on May 13, 1999. The Reorganization will be implemented if a majority of the outstanding shares of Lancaster Fund vote in favor of it.


        The Directors of Lancaster Fund approved the Reorganization because they believe it will benefit shareholders of Lancaster Fund. The Directors considered a number of factors in reaching their decision.
Some of these factors are:


     o Ranson Capital Corporation (the "NMF Manager") will manage the investments of NMF in nearly the same manner as CONLEY SMITH, Inc. ("CSI") has managed the assets of Lancaster Fund
     o the capabilities and resources of the other service providers of NMF in the areas of marketing, investment and shareholder services
     o the expenses and advisory fees applicable to Lancaster Fund before the Reorganization and the estimated expense ratios of NMF after the Reorganization, including the NMF Manager's representation that it will continue to waive certain fees for at least one year following implementation of the Reorganization
     o the terms and conditions of the Plan and whether the proposed Reorganization will dilute Lancaster Fund shareholder interests
     o economies of scale which may be realized in the future (although not presently determined) through the Reorganization
     o the assumption by SMITH HAYES of the Lancaster Fund costs estimated to be incurred to complete the Reorganization
     o    the future growth prospects of NMF


        The Directors of Lancaster Fund reviewed information provided by the NMF Manager concerning the impact of the Reorganization. The Directors also conferred with representatives of NMF, SMITH HAYES, and CSI, and held discussions with counsel. The Directors determined that the following results are likely, though not guaranteed:


     o NMF will have a greater ability to attract and retain investors than would Lancaster Fund alone
     o    Combining  the net  assets of  Lancaster  Fund with the  assets of NMF
          (which presently has higher operating expenses) eventually could reduce total operating expenses, on a per share basis, by allowing some costs, such as accounting, legal and printing expenses, to be spread over a larger asset base

     o Consolidating Lancaster Fund and NMF should eliminate duplication of services and expenses and promote more efficient and cost-effective operations in the future


The Directors of Lancaster Fund also considered certain possible disadvantages of the Reorganization. NMF has higher total operating expenses than Lancaster Fund, and NMF total annual returns, on average, have been somewhat less than those of Lancaster Fund. See "Expense Summary" and "Comparative Performance Information" below. The Directors believe that combining Lancaster Fund's assets with NMF's assets, thereby creating a fund nearly three times the present size of Lancaster Fund, is more prudent than continuing to operate the smaller Fund.


        Prior to approving the Plan, the Directors of Lancaster Fund were advised by SMITH HAYES that it will receive a fee from the parent of the NMF Manager. In return, SMITH HAYES will assist in completing the Reorganization by:

     o    transferring assets and shareholder records
     o    filing final tax returns
     o    preparing the other documents  related to the dissolution of Lancaster
          Fund

The fee is equal to 3% of the net assets of Lancaster Fund transferred to NMF in the Reorganization, subject to reduction to reflect share redemptions by former Lancaster Fund shareholders within two years. SMITH HAYES and the NMF Manager have advised the Directors they believe payment of such a fee is a common practice and that the amount of the fee is reasonable under the circumstances.


The Board of Directors of NMF, including all of the Disinterested Directors, unanimously concluded that the Reorganization will be in the best interest of NMF shareholders and that the interests of NMF shareholders will not be diluted as a result of the Reorganization.


Expense Summary

        The purpose of the following tables is to inform you of the various costs and expenses you will bear, directly or indirectly, as a shareholder of NMF, and to compare those costs and expenses with the costs and expenses you bore as a shareholder of Lancaster Fund during the past fiscal year.

                Shareholder Transaction Expenses

                                                                    Lancaster
                                                  Nebraska           Nebraska
                                                Municipal Fund     Tax-Free Fund

Maximum Sales Load Imposed on Purchases             4.25%               3.90%
(as a % of offering price)





                         Annual Fund Operating Expenses

                                               Nebraska             Nebraska
                                            Municipal Fund*       Tax-Free Fund



Management Fees                                  0.50%                 0.275%
Rule 12b-1 Fees                                  0.25%                 0.25%
Other Expenses                                   0.36%                 0.155%
                                                 -----                 ------
                                                 1.11%                 0.68%


 * The fees presented in this table are the gross rates charged to the fund, before waivers, for the most recent fiscal year. Actual Management Fees, Rule 12b-1 Fees, and Other Expenses were .29%, .11%, and .23%, after waivers, respectively, for the most recent fiscal year. The total actual expense ratio for the period was .63%. The NMF Manager has represented that it will continue its historical practice of waiving certain fees for at least one year following completion of the Reorganization.

Example

                                                Nebraska            Nebraska
                                              Municipal Fund*     Tax-Free Fund
Shareholders would pay the following
expenses on a $1,000 investment,
assuming a 5% annual return.           1 Year       $51*                $46
                                       3 Years      $79                 $60
                                       5 Years     $103                 $75
                                      10 Years     $174                $120

* The expense amount for the first year reflects the fee waivers in effect for the fiscal year ended July 31, 1998. The expenses for the three, five and ten year periods are calculated at the gross expense rate.

NMF's Management fees, Rule 12b-1 Fees, Other Expenses and Total Fund Operating Expenses for the current fiscal year would be 0.50%, 0.25%, 0.36% and 1.11%, respectively, before fee waivers. These costs and expenses should not be considered a representation of past or future expenses, and the actual expenses incurred by the NMF and the degree of expense reimbursement and fee waivers, if any, may be greater or less in the future. Long-term shareholders may pay more than the economic equivalent of the maximum front-end sales charge permitted by the National Association of Securities Dealers, Inc.

Federal Income Tax Consequences

        Cline, Williams, Wright, Johnson & Oldfather has given a legal opinion to Lancaster Fund and NMF to the effect that for Federal income tax purposes:

     o transferring all the assets and liabilities of Lancaster Fund to NMF in exchange for shares of NMF and distributing these NMF shares to shareholders of Lancaster Fund will constitute a "reorganization" under Section 368(a)(1)(C) of the Internal Revenue Code of 1986, as amended (the "Code")
     o under Sections 361(a), 361(c)(1) and 357(a) of the Code, no gain or loss will be recognized by Lancaster Fund as a result of the Reorganization
     o under Section 354(a)(1) of the Code, you will recognize no gain or loss because of the distribution to you of shares of NMF
     o under Section 358(a)(1) of the Code, the basis of the NMF shares you receive will be the same as the basis of your Lancaster Funds shares immediately before the Exchange Date
     o under Section 362(b) of the Code, the basis to NMF of the assets of Lancaster Fund received will be the same as the basis of the assets in the hands of Lancaster Fund immediately before the Reorganization
     o under Section 1223(1) of the Code, your holding period for your shares of NMF will include the period you held your shares of Lancaster Fund, if your shares of Lancaster Fund were held as a capital asset
     o under Section 1223(2) of the Code, the holding period for NMF with respect to the assets received in the Reorganization will include the period for which such assets were held by Lancaster Fund

        Neither Lancaster Fund nor NMF has sought a tax ruling from the Internal Revenue Service ("IRS"). The opinion of counsel is not binding on the IRS, and IRS could take a contrary position. You should consult your own adviser concerning the potential tax consequences to you, including state and local income tax consequences.

        Both NMF and Lancaster Fund comply with Subchapter M of the Code and, as a result, do not pay any corporate level federal or state income tax.

Shares and Shareholder Rights

        NMF is a series of Ranson Managed Portfolios ("Ranson Fund"), a business trust organized under Massachusetts law. Ranson Fund's Charter permits its Trustees to issue an unlimited number of shares, without par value, from each series that is designated by the Board of Trustees. Each share of a series:

     o represents an equal proportionate interest in the assets and liabilities of that series
     o is entitled to dividends and distributions out of the income belonging to the series as declared by the Trustees
     o    has no cumulative voting rights or preemptive rights
     o in case of a liquidation, subject to the rights of creditors, is entitled to receive a proportionate distribution out of the net assets belonging to that series

        Under certain conditions, shareholders of a Massachusetts business trust could be deemed to have the same type of personal liability for the obligations of Ranson Fund as does a partner of a partnership. The Charter disclaims liability on the part of Ranson Fund shareholders and provides that Ranson Fund will assume the defense on behalf of its shareholders. Thus, the risk of Ranson Fund shareholder liability is slight and limited to a circumstance where a series itself is unable to meet its obligations.

        Ranson Fund legally is not required to, and does not intend to, hold annual shareholders' meetings. Ranson Fund shareholders will vote on:

     o the election or removal of Trustees if a meeting is called for that purpose
     o any contract required to be approved by the Investment Company Act of 1940, as amended (the "1940 Act")
     o any termination or reorganization of Ranson Fund or any series of Ranson Fund to the extent provided in the Charter
     o any amendment of the Charter (other than amendments designating new series, or making certain other technical changes)

Meetings of shareholders may be called by shareholders holding at least 25% (or 10% if the purpose of the meeting is to determine if a Trustee is to be removed from office) of the shares then outstanding. Shareholders will receive assistance from Ranson Fund in communicating with other shareholders about a proposed removal of a Trustee.

        Lancaster Fund is a series of SMITH HAYES Trust, Inc., a Minnesota corporation. For a detailed description of the characteristics of the shares of Lancaster Fund and the rights of its shareholders, see "General Information" in the September 29, 1998 Prospectus of Lancaster Fund. There are no significant differences in the rights of shareholders of Lancaster Fund and NMF.

Capitalization

        The following table shows the capitalization of Lancaster Fund and NMF as of January 29, 1999 and the pro forma capitalization of the combined NMF-Lancaster Fund when the Reorganization is completed:

(In thousands, except net asset value per share)

                                                                 Net Asset
                                   Total Net           Shares      Value
                                     Assets         Outstanding  Per Share
                                    ------------ --------------- --------------
(as of January 29, 1999)

Lancaster Fund                         $12,077         1,194        $10.11

NMF                                    $27,382         2,409        $11.37

    Pro forma combined                 $39,459         3,470        $11.37

        The   foregoing   table   assumes  that  all   relevant   Reorganization
transactions occurred on January 29, 1999.

Comparative Performance Information

The chart below shows each Fund's annual returns for the past five years. The table shows the average annual returns of each Fund and its market benchmark for the 1-, 5-year and inception periods ending December 31, 1998. This information is intended to help you assess the risk of investing in each Fund by showing how each Fund's total return has varied from year to year and by comparing each Fund's performance to the most commonly used index for its market segment. Of course, past performance is no guarantee of future results.


Nebraska Municipal Fund - Calendar Year Annual Returns
        The annual returns shown below are calculated on investment without a sales charge. If a sales charge had been paid, the returns would have been less than those shown.


[GRAPHIC OMITTED]

1994    (5.92%)
1995    17.02%
1996    2.48%
1997    6.37%
1998    5.15%


During the 5-year period described above in the bar chart, NMF's highest quarterly return was 7.74% for the quarter ended March 31, 1995, and its lowest quarterly return was (4.95%) for the quarter ended March 31, 1994.



Lancaster Nebraska  Tax-Free  Fund -  Calendar  Year  Annual  Returns
        The annual returns shown below are calculated on investment without a sales charge. If a sales charge had been paid, the returns would have been less than those shown.

[GRAPHIC OMITTED]

1994    (6.38%)
1995    17.60%
1996    2.46%
1997    6.05%
1998    5.96%


During the 5-year period described above in the bar chart, Lancaster Fund's highest quarterly return was 7.47% for the quarter ended March 31, 1995, and its lowest quarterly return was (4.93%) for the quarter ended March 31, 1994.


                                                    Inception      Inception
                                1 Year    5 Year    (7/12/93)     (11/17/93)
------------------------------ --------- --------- ------------- --------------
Lancaster Fund                  5.96%     4.86%       5.13%          N.A.

NMF                             5.15%     4.77%        N.A.          4.90%

Lehman Brothers                 6.48%     6.23%       6.59%          6.42%
Municipal Bond Index

                           THE NEBRASKA MUNICIPAL FUND

General. The Nebraska Municipal Fund is a series of Ranson Managed Portfolios ("Ranson Fund"), an unincorporated business trust organized in November 1990. Ranson Fund is an open-end non-diversified management investment company. The accompanying NMF Prospectus dated November 28, 1998 contains a general discussion of NMF. For the convenience of Lancaster Fund shareholders, cross-references to that Prospectus are set forth below.

Certain Expenses and Financial Information. The NMF Prospectus includes information on per-share income and capital changes under the heading "Condensed Financial Information." For a discussion of NMF's expenses, see "Proposal:
Agreement and Plan of Reorganization--Expense Summary" above and "Fee and Expense Table" in the NMF Prospectus.

Investment Objectives and Policies. For a discussion of NMF's investment objectives and policies, see "Highlights of the Fund and Prospectus Summary" and "Investment Objectives and Policies" in the NMF Prospectus.

Trustees and Officers. The Board of Trustees exercises overall responsibility for management of NMF. The Trustees are elected by the shareholders of all the series of Ranson Fund. There are currently four Trustees, one of whom is an "interested person" within the meaning of that term under the 1940 Act. The Trustees elect the officers to supervise actively its day-to-day operations.

The names of the Trustees and officers of Ranson Managed Portfolios, their addresses, and principal occupations during the past five years are as follows:



Name, Address                           Position(s) Held             Principal Occupation(s)
      and Age                           with Ranson Fund               During Past 5 Years
      -------                           ----------------               -------------------
Lynn W. Aas                                  Trustee               Retired;          Attorney;
904 NW 27th                                                        Director,    ND   Holdings,
Minot, ND 58703                                                    Inc.,  ND  Tax-Free   Fund,
77                                                                 Inc.,  ND  Insured   Income
                                                                   Fund,     Inc.,     Montana
                                                                   Tax-Free Fund,  Inc., South
                                                                   Dakota    Tax-Free    Fund,
                                                                   Inc.,   Integrity  Fund  of
                                                                   Funds,  Inc., and Integrity
                                                                   Small-Cap  Fund  of  Funds,
                                                                   Inc.;    Director,    First
                                                                   Western Bank & Trust

Orlin W. Backes                              Trustee               Attorney;    Director,   ND
15 2nd Avenue SW                                                   Tax-Free  Fund,   Inc.,  ND
Suite 305                                                          Insured Income Fund,  Inc.,
Minot, ND 58703                                                    Montana    Tax-Free   Fund,
63                                                                 Inc.,      South     Dakota
                                                                   Tax-Free    Fund,     Inc.,
                                                                   Integrity  Fund  of  Funds,
                                                                   Inc.,     and     Integrity
                                                                   Small-Cap  Fund  of  Funds,
                                                                   Inc.;    Director,    First
                                                                   Western Bank & Trust

R. James Maxson                              Trustee               Attorney; Director, ND Tax-
116 9th Street SE                                                  Free Fund,  Inc.,   Montana
Minot, ND 58703                                                    Tax-Free Fund,  Inc., South
52                                                                 Dakota    Tax-Free    Fund,
                                                                   Inc.,   Integrity  Fund  of
                                                                   Funds,  Inc., and Integrity
                                                                   Small-Cap  Fund  of  Funds,
                                                                   Inc.

* Peter A. Quist                         Vice President            Director      and      Vice
   1 North Main                           and Secretary            President,   ND   Holdings,
   Minot, ND 58703                                                 Inc.;    Director,     Vice
   64                                                              President  and   Secretary,
                                                                   ND      Money   Management,
                                                                   Inc.,   ND Capital,   Inc.,
                                                                   ND  Resources,   Inc.,   ND
                                                                   Tax-Free  Fund,  Inc.,   ND
                                                                   Insured Income  Fund, Inc.,
                                                                   Montana Tax-Free Fund, Inc.,
                                                                   South Dakota Tax-Free Fund,
                                                                   Inc., Integrity Fund of Funds,
                                                                   Inc.,  Integrity  Small-Cap
                                                                   Fund  of     Funds,  Inc.,
                                                                   The Ranson Company,  Inc.,
                                                                   and Ranson Capital Corporation

* Robert E. Walstad             Trustee, Chairman, President and   Director and President,  ND
   1 North Main                             Treasurer              Holdings,  Inc.;  Director,
   Minot, ND 58703                                                 President  and   Treasurer,
   54                                                              ND Money Management,  Inc.,
                                                                   ND   Capital,    Inc.,   ND
                                                                   Resources,     Inc.,     ND
                                                                   Tax-Free  Fund,   Inc.,  ND
                                                                   Insured Income Fund,  Inc.,
                                                                   Montana    Tax-Free   Fund,
                                                                   Inc.,      South     Dakota
                                                                   Tax-Free    Fund,     Inc.,
                                                                   Integrity  Fund  of  Funds,
                                                                   Inc.,     and     Integrity
                                                                   Small-Cap  Fund  of  Funds,
                                                                   Inc.; Director,  President,
                                                                   CEO,  and  Treasurer,   The
                                                                   Ranson  Company,  Inc., and
                                                                   Ranson Capital Corporation


     * "Interested Person" of Ranson Fund as that term is defined in the Investment Company Act of 1940

Investment Adviser and Administrator.  For a discussion of the NMF Manager,  the
services  performed  by it and  its  fees,  see "Fund Management"   in  the  NMF
Prospectus.

Distributor.  For a discussion of Ranson Capital Corporation's activities as the
NMF  distributor,  the  services  performed  by  it  and  its  fees,  see   "The
Distributor" in the NMF Prospectus.

Shares. For a discussion of voting rights of shares of NMF, see "Description of Shares and Rights" in the NMF Prospectus and "Shares and Shareholder Rights" above.

Purchase and Redemption of Shares. For a discussion concerning purchase procedures, pricing and redemption of shares of NMF, see "Net Asset Value", "Purchase of Shares" and "Redemption of Shares" in the NMF Prospectus.

Dividends, Distributions and Tax Matters. For a discussion of NMF's policies with respect to dividends and distributions, see "Dividends and Taxes" in the NMF Prospectus.

Exchange Privileges. For a discussion of a NMF shareholder's right to exchange shares for shares of another Ranson Fund series, see "Purchase of Shares - Exchange Privilege" in the NMF Prospectus.

Legal Proceedings. NMF is not presently involved in any important legal proceedings.

Shareholder Inquiries. Shareholder inquiries relating to NMF or other Ranson Fund series may be addressed by writing to Ranson Capital Corporation, 1 North Main, Minot, North Dakota 58703, or by calling toll free 1-800-276-1262.

Management Discussion of Fund Performance. Management discussion of fund performance is located in the NMF Annual Report dated July 31, 1998, and the NMF Semi-Annual Report dated January 31, 1999. Both of these reports are included in your package. Both are deemed to be legally a part of this document.

                        LANCASTER NEBRASKA TAX-FREE FUND

General. Lancaster Fund is a non-diversified series of SMITH HAYES Trust, Inc., a Minnesota corporation organized in 1988 which operates as an open-end management investment company. The accompanying Lancaster Fund Prospectus dated September 28, 1998 contains a general discussion of Lancaster Fund. For the convenience of shareholders, certain cross-references to that Prospectus are set forth below.

Certain Expenses and Financial Information. The Lancaster Fund Prospectus contains information on per-share income and capital changes, under the heading "Financial Highlights." For a discussion of the Lancaster Fund's expenses, see "Proposal: Agreement and Plan of Reorganization--Expense Summary" above and "Expenses" in the Lancaster Fund Prospectus.

Investment Objectives and Policies. For a discussion of the Lancaster Fund's investment objectives and policies, see "Investment Objectives and Policies," "Municipal Securities" and "Investment Practices" in the Lancaster Fund Prospectus.

Directors and Officers. The Board of Directors exercises overall responsibility for management of Lancaster Fund. The Directors are elected by all shareholders of SMITH HAYES Trust, Inc. The Directors elect the officers to supervise actively the day-to-day operations.

The names of the Directors and officers, their addresses, and principal occupations during the past five years are as follows:

        Name, Address                     Position(s)               Principal Occupation
            and Age                     Held with Fund                Last Five Years
-----------------------------------------------------------------------------------------------

 *  Thomas C. Smith                  Chairman, President,     Chairman,  CONLEY  SMITH,  Inc.,
    200 Centre Terrace             Chief Executive Officer,   Omaha,  Nebraska;  Chairman  and
    1225 "L" Street                         Treasurer         President,      SMITH      HAYES
    Lincoln, NE 68508                                         Financial Services  Corporation,
    53                                                        Lincoln,      Nebraska;     Vice
                                                              President,             Lancaster
                                                              Administrative  Services,  Inc.,
                                                              Lincoln, Nebraska;  Chairman and
                                                              President,          Consolidated
                                                              Investment          Corporation,
                                                              Lincoln,      Nebraska;     Vice
                                                              President      and     Director,
                                                              Concorde      Management     and
                                                              Development,    Inc.,   Lincoln,
                                                              Nebraska;  Chairman, SMITH HAYES
                                                              Advisers,     Inc.,     Lincoln,
                                                              Nebraska

    Thomas D. Potter                       Director           President  and  Chief  Executive
    1800 Memorial Drive                                       Officer,  Lincoln,  Mutual  Life
    Lincoln, NE 68508                                         Insurance   Company,    Lincoln,
    58                                                        Nebraska; December 1987-Current

    Dale C. Tinstman                       Director           Financial     and     Investment
    Suite 200                                                 Consultant;      Chairman     of
    1201 "O" Street                                           University      of      Nebraska
    Lincoln, NE 68508                                         Foundation;     Director     and
    79                                                        Consultant  of IBP,  Inc.  (meat
                                                              packing    and    agribusiness),
                                                              Dakota City, Nebraska

    Charles W. Hoskins                     Director           Self-Employed Financial Advisor,
    63208 Sheridan Court                                      Lincoln,     Nebraska;   Retired
    Lincoln, NE 68506                                         Partner  of   Deloitte  & Touche
    62                                                        LLP, Lincoln, Nebraska

 *  John H. Conley                         Director           President,  CONLEY SMITH,  Inc.,
    444 Regency Parkway                                       Omaha,    Nebraska;    Chairman,
    Omaha, NE                                                 Lancaster         Administrative
    68114-3779                                                Services,     Inc.,     Lincoln,
    45                                                        Nebraska;      President     and
                                                              Director    Conley    Investment
                                                              Counsel,     Omaha,    Nebraska,
                                                              December 1986-April 1995.

    Colleen Avery                          Secretary          Vice    President,     Lancaster
    200 Centre Terrace                                        Administrative  Services,  Inc.,
    1225 "L" Street                                           Lincoln,     Nebraska;     March
    Lincoln NE 68508                                          1996-Present;         Investment
    37                                                        Operations          coordinator,
                                                              Security  Mutual Life  Insurance
                                                              Company,   Lincoln,    Nebraska;
                                                              June 1984-March 1996.

 * Interested director as defined under the Investment Company Act of 1940 by virtue of affiliation with CONLEY SMITH, Inc.


Investment Adviser. For a discussion of CSI, the services performed by it and its fees, see "Management" in the Lancaster Fund Prospectus.

Administrator. For a discussion of Lancaster Administrative Services, Inc. and its fees and services, see "Management" in the Lancaster Fund Prospectus.

Distributor. For a discussion of SMITH HAYES Financial Services Corporation's activities as distributor, see "Distribution of Fund Shares" in the Lancaster Fund Prospectus.

Shares. For a discussion of the significant attributes of Lancaster Fund shares, see "General Information" in the Lancaster Fund Prospectus.

Purchase and Redemption of Shares. For a discussion concerning purchase procedures, pricing and redemption of shares of Lancaster Fund, see "Distribution of Fund Shares", "Valuation of Shares" and "Redemption of Shares" in the Lancaster Fund Prospectus.

Dividends, Distributions and Tax Matters. For a discussion of Lancaster Fund's policies with respect to dividends and distributions, see "Dividends and Taxes" in the Lancaster Fund Prospectus.

Exchange Privileges.  Lancaster Fund does not offer any exchange rights.

Legal Proceedings. Lancaster Fund is not presently involved in any important legal proceedings.

Shareholder Inquiries. Shareholder inquiries relating to Lancaster Fund may be addressed by writing to SMITH HAYES Financial Services Corporation, 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508, or calling toll-free 1-800-279-7437.

Management Discussion of Fund Performance. Management's discussion of the performance of Lancaster Fund is located in the Annual Financial Report of Lancaster Fund, dated June 30, 1998 and the Semi-Annual Financial Report dated December 31, 1998. Both of these reports are included in your package. Both are deemed to be legally part of this document.

                        INFORMATION ABOUT VOTING MATTERS

General Information


You received this document as part of the solicitation of proxies by the Board of Directors of Lancaster Fund for use at the Special Meeting of Shareholders to be held on May 13, 1999 (the "Special Meeting"). The Board of Directors will solicit proxies primarily by mail. The officers of Lancaster Fund may also solicit proxies by telephone, facsimile transmission or personal interview. At the close of business on April 1, 1999, the record date for the meeting, there were 1,235,612 shares of Lancaster Fund outstanding and entitled to vote.


You are entitled to one vote for each Lancaster Fund share you own and a fractional vote for each fractional share you own. If you fill out, sign and return the proxy in time for the Special Meeting, your shares will be voted exactly as you tell us. If you only sign and return the proxy, your shares will be voted FOR the Reorganization proposal and at the direction of the Board of Directors on any other matters that are brought up at the Special Meeting. Even if you have sent us your proxy, you may revoke it at any time before it is voted by

o       submitting a written notice of revocation
o       submitting a subsequently executed proxy
o       attending the meeting and electing to vote in person

Your written  revocation or  subsequent  proxy should be mailed or delivered to:
Lancaster Fund, c/o Secretary, 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508.

Shareholder and Board Approval

If a majority of outstanding shares of Lancaster Fund vote for the Agreement and Plan of Reorganization it can be implemented. Under Minnesota law, abstentions are disregarded in determining the "votes cast" on an issue. Broker "non-votes" (i.e., proxies from brokers or nominees indicating they have not received instructions from the owner of the shares) are considered abstentions.

NMF shareholders will not vote on the approval of the Plan because their approval is not necessary for the completion of the Reorganization.

On the Record Date, all of the officers and Directors of Lancaster Fund beneficially owned, individually and as a group, less than 1% of the shares of Lancaster Fund. As of the record date, the following were believed to be the only persons who owned of record or beneficially 5% or more of the outstanding shares of Lancaster Fund:

         Name and Address         Shares Owned      Ownership Percentage
       ---------------------    ----------------    --------------------

Firlin & Co.                        114,268.339              9.43%
c/o National Bank of Commerce
Box 82408
Lincoln, NE 68501


Virgil Eihusen                      112,261.636              9.09%
550 B Road
Grand Island, NE 68801


        On the Record Date, all of the officers and Trustees of NMF beneficially owned, individually and as a group, less than 1% of NMF's shares. No person was known to own 5% or more of NMF's shares on that date.

Quorum

If a quorum is not present at the Special Meeting, or if a quorum is present at the Special Meeting but there are not enough favorable votes to approve the Reorganization, the persons named as proxies may propose adjourning the Special Meeting to permit more solicitation of proxies. The Special Meeting can be adjourned by affirmative vote of a majority of shares represented at the meeting in person or by proxy. If a quorum is present, the persons named as proxies will vote those proxies which they are entitled to vote FOR the Reorganization in favor of such adjournment, and will vote those proxies required to be voted AGAINST the Reorganization against any adjournment. A quorum exists if the holders of more than 50% of the aggregate outstanding shares entitled to vote at the Special Meeting are present in person or by proxy. If you send us a proxy marked with an abstention, your shares will be considered to be present at the Meeting for the purpose of determining the existence of a quorum.


                             INFORMATION FILED WITH
                     THE SECURITIES AND EXCHANGE COMMISSION

This combined Proxy Statement/Prospectus and the related Statement of Additional Information do not contain all of the information set forth in the registration statements and the exhibits which NMF and Lancaster Fund have filed with the SEC under the Securities Act of 1933 and the 1940 Act. The SEC file number for the Lancaster Fund Prospectus and the related Statement of Additional Information which are legally deemed a part of this document is Registration No. 033-19894. The SEC file number for the NMF Prospectus and related Statement of Additional Information which are legally deemed a part of this document is Registration No. 033-36324.

NMF and Lancaster Fund file annual, quarterly and special reports and other information with the SEC. They can be inspected and copied at the public reference facilities of the SEC at 450 Fifth Street, N.W., Washington, D.C. 20549. Copies of such filings may also be available at the following SEC regional offices: Northwestern Atrium, 500 West Madison Street, Suite 1400, Chicago, IL 60661-2511; 7 World Trade Center, Suite 1300, New York, NY 10048 and 73 Tremont Street, Suite 600, Boston, MA 02108-3912. Copies of such materials can also be obtained by mail from the Public Reference Branch, Office of Consumer Affairs and Information Services, SEC, Washington, D.C. 20549, at prescribed rates.

                                 OTHER BUSINESS

The Lancaster Fund Board of Directors knows of no other business to be brought before the Special Meeting. However, if any other matters come before the Special Meeting, proxies which do not contain contrary instructions will be voted on such matters as the Board of Directors recommends.


                                  LEGAL MATTERS

Certain legal matters concerning the issuance of shares in the Reorganization will be passed upon for NMF by Chapman and Cutler, 111 West Monroe Street, Chicago, Illinois 60603. Certain tax matters will be passed upon for Lancaster Fund by Cline, Williams, Wright, Johnson & Oldfather, 1900 U.S. Bank Building, 233 South 13th Street, Lincoln, Nebraska 68508.


                              SHAREHOLDER INQUIRIES

Shareholder inquiries may be addressed to Lancaster Fund in writing at the address on the cover page of this combined Proxy Statement/Prospectus or by telephoning 1-800-279-7437.

                                      * * *
           SHAREHOLDERS WHO DO NOT EXPECT TO BE PRESENT AT THE MEETING
          ARE REQUESTED TO DATE AND SIGN THE ENCLOSED PROXY AND RETURN
          IT IN THE ENCLOSED ENVELOPE. NO POSTAGE IS REQUIRED IF MAILED
                              IN THE UNITED STATES.

                                    EXHIBIT A

                      AGREEMENT AND PLAN OF REORGANIZATION


    THIS AGREEMENT made as of the 10th day of March 1999, is made by and between SMITH HAYES Trust, Inc., a Minnesota corporation ("Trust") and Ranson Managed Portfolios, a Massachusetts business trust ("Ranson").

                              W I T N E S S E T H:


WHEREAS, the Board of Directors of Trust, and the Board of Trustees of Ranson, each an open-end management investment company, deem it advisable that Ranson acquire that certain portfolio (the "Acquired Fund" hereinafter identified) of Trust in exchange for the assumption by Ranson of all of the liabilities of the Acquired Fund and the issuance of shares of Ranson which are thereafter to be distributed by Trust in complete liquidation and termination of the Acquired Fund and in exchange for all of the outstanding shares of the Acquired Fund, with the intent that the transactions described herein shall qualify as a tax-free reorganization under Section 368(a)(1)(C) of the Internal Revenue Code of 1986 (the "Reorganization"); and

WHEREAS, the portfolio of Trust to be acquired pursuant to this Agreement is Lancaster Nebraska Tax-Free Fund (the "Acquired Fund");

NOW THEREFORE, in consideration of the mutual promises herein contained, each of the parties hereto represents and warrants to, and agrees with the other party as follows:

1.      Ranson hereby represents, warrants and covenants to Trust that:

     (1) Ranson is a business trust with transferable shares duly organized and validly existing under the laws of Massachusetts, and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

     (2) Ranson's statement of assets and liabilities as of July 31, 1998, and the related statements of operations and changes in net assets for the fiscal year ended July 31, 1998, all as audited by Brady, Martz & Associates, P.C., have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of Ranson as of such date and such statements of operations and changes in net assets fairly present the results of its operations for the period covered thereby. Since July 31, 1998 there has been no material adverse change in the financial position, net assets or results of operations of Ranson;

     (3) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting Ranson or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to Ranson's knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business or the issuance or sale of its shares;

     (4) Ranson is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

     (5) Ranson has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986 (the "Code") for each of its taxable years. Ranson has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

     (6) The authorization, execution and delivery of this Agreement on behalf of Ranson does not, and the consummation of the transactions contemplated hereby will not violate, or conflict with any provision of Ranson's Declaration of Trust or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;
          (1)

     (7) This Agreement has been duly authorized, executed, and delivered by Ranson and constitutes a valid and binding agreement of Ranson and all governmental and other approvals required for Ranson to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained. Ranson will comply with all applicable laws and regulations in carrying out the transactions contemplated hereunder, including, without limitation, the Investment Company Act of 1940, as amended (the "1940 Act");

     (8) Ranson is registered under the 1940 Act as an open-end diversified management investment company. Ranson is currently in compliance with the 1940 Act and the rules of the Securities and Exchange Commission (the "Commission") promulgated thereunder in all material respects.

     (9) On the Closing Date, Ranson will own its assets free and clear of all liens, claims, charges, options and encumbrances;

     (10) On the Closing Date, the shares of The Nebraska Municipal Fund (the "Acquiring Fund") to be delivered to Trust hereunder shall have been registered under the Securities Act of 1933, as amended (the "1933 Act") and duly authorized, and, when issued and delivered pursuant to this Agreement, will be validly issued, fully paid and nonassessable; and Ranson will comply with all applicable laws in connection with the issuance of such shares and shall not be subject to a stop-order of the Commission in connection therewith; and

     (11) On the Closing Date, the shares of the Acquiring Fund to be delivered to Trust hereunder shall have been registered with the appropriate securities administrator or agency of each state under whose securities law such registration is required.

2. Trust hereby represents, warrants and covenants to Ranson that:

     (1) Trust is a corporation, with transferable shares, duly organized and validly existing under the laws of the State of Minnesota, and has full power to own its properties and assets and to carry on its business as such business is now being conducted.

     (2) The statement of assets and liabilities as of June 30, 1998, and the related statements of operations and changes in net assets for the fiscal year ended June 30, 1998 of the Acquired Fund, all as audited by Deloitte & Touche LLP, have been prepared in accordance with generally accepted accounting principles applied on a consistent basis. Such statement of assets and liabilities fairly presents the financial position and net assets of the Acquired Fund as of such date and the statements of operations and changes in net assets fairly present the results of its operations for the period covered thereby. Since June 30, 1998 there has been no material adverse change in the financial position, net assets or results of operations of the Acquired Fund. All books, records and accounts of the Acquired Fund have been maintained in accordance with applicable legal requirements and generally accepted accounting principles applicable to investment companies;

     (3) There are no claims, actions, suits or proceedings pending or, to its knowledge, threatened against or affecting Trust or its properties or business or its right to issue and sell shares, or which would prevent or hinder consummation of the transactions contemplated hereby, and it is not charged with or, to Trust's knowledge, threatened with any charge or investigation of, any violation of any provision of any federal, state or local law or any administrative ruling or regulation relating to any aspect of its business which would prohibit or restrict its ability to perform this Agreement;

     (4) Trust is not a party to or subject to any judgment or decree or order entered in any suit or proceeding brought by any governmental agency or by any other person enjoining it in respect of, or the effect of which is to prohibit, any business practice or the acquisition of any property or the conduct of business by it or the issuance or sale of its shares in any area;

     (5) Trust has filed all tax returns required to be filed, has no liability for any unpaid taxes and has made a proper election to be treated as a regulated investment company under Subchapter M of the Code for each of its taxable years. Trust has not committed any action or failed to perform any necessary action that would render invalid its election to be treated as a regulated investment company for any of its taxable years;

     (6) The authorization, execution and delivery of this Agreement on behalf of Trust does not, and the consummation of the transactions contemplated hereby, subject to the approval of shareholders of the Acquired Fund as referred to in paragraph 11, will not violate, or conflict with any provision of Trust's Articles of Incorporation or By-Laws, or any provision of, or result in the acceleration of any obligation under, any mortgage, lien, lease, agreement, instrument, order, arbitration award, judgment or decree to which it is a party or by which it or any of its assets is bound, or violate or conflict with any other material contractual or statutory restriction of any kind or character to which it is subject;

     (7) This Agreement has been duly authorized, executed, and delivered by Trust and constitutes a valid and binding agreement of Trust and all governmental and other approvals required for Trust to carry out the transactions contemplated hereunder have been or on or prior to the Closing Date (as herein defined) will have been obtained;

     (8) On the Closing Date, Trust and the Acquired Fund each will own its assets free and clear of all liens, claims, charges, options and encumbrances and, except for the various agreements listed in Part C of Trust's current Form N-1A Registration Statement under the 1933 Act and 1940 Act, there will be no material contracts or agreements (other than this Agreement) outstanding to which Trust is a party or to which it is subject;

     (9) On the Closing Date, subject to the approval of shareholders of the Acquired Fund as referred to in paragraph 11, Trust will have full right, power and authority to sell, assign and deliver the assets to be sold, assigned, transferred and delivered to Ranson hereunder, and upon delivery and payment for such assets, Ranson will acquire good and marketable title thereto free and clear of all liens, claims, charges, options and encumbrances;

     (10) Trust will declare to shareholders of record of the Acquired Fund immediately prior to the Closing Date a dividend or dividends which, together with all previous such dividends, shall have the effect of distributing to the shareholders all of the investment company taxable income of the Acquired Fund (computed without regard to any deduction for dividends paid) and all of the net realized capital gains, if any, through the close of business on the business day immediately preceding the Closing Date; and

     (11) Trust will, from time to time, as and when requested by Ranson, execute and deliver or cause to be executed and delivered, all such assignments and other instruments, and will take and cause to be taken such further action, as Ranson may deem necessary or desirable in order to vest in and confirm to Ranson, title to and possession of all the assets of the Acquired Fund to be sold, assigned, transferred and delivered hereunder and otherwise to carry out the intent and purpose of this Agreement.

3. Based on the respective representations and warranties, subject to the terms and conditions contained herein, Trust agrees to transfer to Ranson and Ranson agrees to acquire from Trust, all the assets of the Acquired Fund on the Closing Date and to assume from Trust all of the liabilities of the Acquired Fund in exchange for the issuance of the number of shares of the Acquiring Fund provided in Section 4 which will be subsequently distributed pro rata to the shareholders of the Acquired Fund in complete liquidation and termination of the Acquired Fund and in exchange for all of the outstanding shares of the Acquired Fund, as provided in Section 6. Trust shall not issue, sell or transfer any shares of the Acquired Fund after the Closing Date, and only Acquired Fund redemption requests received by Trust in proper form prior to the Closing Date shall be fulfilled by Trust. Acquired Fund Redemption requests received by Trust thereafter shall be treated as requests for redemption of those shares of the Acquiring Fund allocable to the shareholder in question as provided in Section 6 of this Agreement.

4. The manner of exchanging the net assets of the Acquired Fund for shares of the Acquiring Fund shall be as follows:

     (1) On the Closing Date, Ranson will issue to Trust that number of full and fractional shares of the Acquiring Fund, taken at their net asset value, having an aggregate net asset value equal to the aggregate value of the net assets of Trust that are allocable to the Acquired Fund;

     (2) The aggregate value of the net assets of the Acquired Fund and the Acquiring Fund (after payment of the dividend referred to in Section 2(j) hereof) shall be determined in accordance with the then current Prospectus of Ranson as of 3:00 p.m. Central Time on the business day immediately preceding the Closing Date, unless the parties agree to determine such values as of another date (the "Valuation Date").

5. The closing of the transaction contemplated in this Agreement (the "Closing") shall be held at the offices of Trust, 200 Centre Terrace, Lincoln, Nebraska 68508 (or at such other place as the parties hereto may agree) at 9:00 a.m. Lincoln Time on Monday, May 3, 1999, or on such earlier or later date as the parties hereto may mutually agree. The date on which the Closing is to be held as provided in this Agreement shall be known as the "Closing Date".

     In the event that on the proposed Valuation Date or Closing Date(a) the New York Stock Exchange is closed for other than customary week-end and holiday closings or (b) trading on said Exchange is restricted or (c) an emergency exists as a result of which it is not reasonably practicable for either Ranson or Trust to fairly determine the value of their respective assets, the Closing shall be postponed until the first business day after the day on which trading shall have been fully resumed.

6. As soon as practicable after the Closing Date, Trust shall (a) distribute on a pro rata basis to each shareholder of record of the Acquired Fund at the close of business on the Valuation Date the shares of the Acquiring Fund received by Trust at the Closing in exchange for each such shareholder's shares of the Acquired Fund and (b) liquidate and dissolve the Acquired Fund in accordance with applicable law and its Articles of Incorporation.

     For purposes of the distribution of shares of the Acquiring Fund to shareholders of the Acquired Fund, Ranson shall credit on the books of the Acquiring Fund an appropriate number of shares thereof to the account of each shareholder of the Acquired Fund. No certificates will be issued for shares of the Acquiring Fund. After the Closing Date and until surrendered, each outstanding certificate which, prior to the Closing Date, represented shares of the Acquired Fund, shall be deemed for all purposes of Ranson's Declaration of Trust and By-Laws to evidence the appropriate number of shares of the Acquiring Fund to be credited on the books of Ranson in respect of such shares of the Acquired Fund as provided above.

7. Subsequent to the execution of this Agreement and prior to the Closing Date, Trust shall deliver to Ranson a list setting forth the assets to be assigned, delivered and transferred by the Acquired Fund to Ranson, including the securities then owned by the Acquired Fund and the respective federal income tax basis (on an identified cost basis) thereof, and the liabilities to be assumed by Ranson pursuant to this Agreement.

8. All portfolio securities of the Acquired Fund shall be delivered by Trust's custodian on the Closing Date to Ranson or its custodian, either endorsed in proper form for transfer in such condition as to constitute good delivery thereof in accordance with the practice of brokers or, if such securities are held in a securities depository within the meaning of Rule 17f-4 under the 1940 Act, transferred to an account in the name of Ranson or its custodian with said depository. All cash to be delivered pursuant to this Agreement shall be wire transferred from Trust's account at its custodian to Ranson's account at its custodian. If on the Closing Date Trust is unable to make good delivery pursuant to this Section 8 to Ranson's custodian of any of Trust's portfolio securities because such securities have not yet been delivered to Trust's custodian by its broker or by the transfer agent for such securities, then the delivery requirement of this Section 8 with respect to such securities shall be waived, and Trust shall deliver to Ranson's custodian on or by said Closing Date with respect to said undelivered securities executed copies of an agreement of assignment in a form satisfactory to Ranson, and a due bill or due bills in form and substance satisfactory to the custodian, together with such other documents including brokers' confirmations, as may be reasonably required by Ranson.

9. The obligations of Ranson under this Agreement shall be subject to receipt by Ranson on or prior to the Closing Date of:

     (1) Copies of the resolutions adopted by the Board of Directors of Trust and the shareholders of the Acquired Fund authorizing the execution and performance of this Agreement by Trust and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of Trust;

     (2) A certificate of the Secretary or Assistant Secretary of Trust as to the signatures and incumbency of its officers who executed this Agreement on behalf of Trust and any other documents delivered in connection with the transactions contemplated thereby on behalf of Trust;

     (3) A certificate of an appropriate officer of Trust as to the fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of Trust are true and correct in all material respects at and as of the Closing Date as if made at and as of such date;

     (4) Such other documents as Ranson may reasonably request to show fulfillment of the purposes and conditions of this Agreement; and

     (5) An opinion of Cline, Williams, Wright, Johnson & Oldfather in form reasonably satisfactory to Ranson and dated as of the Closing Date of the Reorganization, substantially to the effect that (i) Trust is a Minnesota corporation duly organized and validly existing under the laws of the State of Minnesota; (ii) the outstanding shares of the Acquired Fund are duly authorized and are validly issued, fully paid and non-assessable; (iii) this Agreement has been duly authorized, executed and delivered by Trust, and represents a legal, valid and binding contract enforceable in accordance with its terms, subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium or other similar laws of general application relating to or affecting creditors' rights generally and to the application of general principles of equity; and (iv) the execution and delivery of this Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Articles of Incorporation or Bylaws of Trust or any material contract known to such counsel to which Trust is a party or by which it is bound; (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by the Acquired Fund of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Closing of the Reorganization.

10. The obligations of Trust under this Agreement shall be subject to receipt by Trust on or prior to the Closing Date of:

     (1) Copies of the resolutions adopted by the Board of Trustees of Ranson authorizing the execution and performance of this Agreement and the transactions contemplated hereunder, certified by the Secretary or Assistant Secretary of Ranson; (1)

     (2) A certificate of the Secretary or Assistant Secretary of Ranson as to the signatures and incumbency of its officers who executed this Agreement on behalf of Ranson and any other documents delivered in connection with the transactions contemplated thereby on behalf of Ranson;

     (3)  A  certificate  of  an  appropriate   officer  of  Ranson  as  to  the
          fulfillment of all agreements and conditions on its part to be fulfilled hereunder at or prior to the Closing Date and to the effect that the representations and warranties of Ranson are true and correct in all material respects at and as of the Closing Date as if made at and as of such date;

     (4)  Such  other  documents  as  Trust  may  reasonably   request  to  show
          fulfillment of the purposes and conditions of this Agreement;

     (5) An opinion of Chapman & Cutler in form reasonably satisfactory to Trust and dated as of the Closing Date of the Reorganization, substantially to the effect that (i) Ranson is a business trust duly established and validly existing under the laws of the State of Massachusetts; (ii)the shares of the Acquiring Fund to be delivered to Trust as provided for by this Agreement are duly authorized and upon delivery will be validly issued, fully paid and non-assessable by Ranson; (iii) this Agreement has been duly authorized, executed and delivered by Ranson, and represents a legal, valid and binding contract,  enforceable  in  accordance  with its terms,  subject as to enforcement to bankruptcy, insolvency, reorganization, moratorium or other similar laws of general application relating to or affecting creditors' rights generally and to the application of general principles of equity; (iv) the execution and delivery of this
          Agreement did not, and the consummation of the transactions contemplated by this Agreement will not, violate the Declaration of Trust or By-Laws of Ranson or any material contract known to such counsel to which Ranson is a party or by which it is bound and (v) no consent, approval, authorization or order of any court or governmental authority is required for the consummation by Ranson of the transactions contemplated by this Agreement, except such as have been obtained under the 1933 Act, the 1940 Act, the rules and regulations under those Acts and such as may be required by state securities laws or such as may be required subsequent to the Closing of the Reorganization.

     (6) An opinion of Cline, Williams, Wright, Johnson & Oldfather addressed to Ranson and Trust in form reasonably satisfactory to them, and dated as of the Closing Date of the Reorganization, substantially to the effect that, for federal income tax purposes (i) the transfer by the Acquired Fund of all of its assets to the Acquiring Fund in exchange for shares of the Acquiring Fund, and the distribution of such shares to the shareholders of the Acquired Fund, as provided in this Agreement, will constitute a reorganization within the meaning of
          Section 368(a)(1)(C) of the Code; (ii) no income, gain or loss will be recognized by the Acquired Fund as a result of such transactions;
          (iii) no income, gain or loss will be recognized by the Acquiring Fund as a result of such transactions; (iv) no income, gain or loss will be recognized by the shareholders of the Acquired Fund on the distribution to them by the Acquired Fund of shares of the Acquiring Fund in exchange for their shares of the Acquired Fund (but shareholders of the Acquired Fund subject to taxation will recognize income upon receipt of any net investment income or net capital gains of the Acquired Fund which are distributed by the Acquired Fund prior to the Closing Date of the Reorganization); (v) the tax basis of the Acquiring Fund shares received by each shareholder of the Acquired Fund will be the same as the tax basis of the shareholder's Acquired Fund shares exchanged therefor; (vi) the tax basis of the Acquired Fund assets received by the Acquiring Fund will be the same as the basis of such Fund's assets in the hands of the Acquired Fund immediately prior to the transactions; (vii) a shareholder's holding period for Acquiring Fund shares will be determined by including the period for which the shareholder held the shares of the Acquired Fund exchanged therefor, provided that the shareholder held such shares of the Acquired Fund as a capital asset at the Closing of the Reorganization; (viii) the holding period of the Acquiring Fund with respect to the Acquired Fund assets will include the period for which such assets were held by the Acquired Fund provided that the Acquired Fund held such assets as capital assets; and (ix) the Acquiring Fund will succeed to and take into account the earnings and profits, or deficit in earnings and profits, of the Acquired Fund as of the Closing of the Reorganization. (1)

11.  The obligations of the parties under this Agreement shall be subject to:

     (1) Any required approval, at a meeting duly called for the purpose, of the holders of the outstanding shares of the Acquired Fund, of this Agreement and the transactions contemplated hereunder.

     (2) The right to abandon and terminate this Agreement, if either Trust or Ranson believes that the consummation of the transactions contemplated hereunder would not be in the best interests of its shareholders.

12. Each party will pay its own out-of-pocket fees and expenses incurred in connection with the transactions contemplated under this Agreement, including, but not limited to, accountants' fees, legal fees, registration fees, filing fees, printing expenses, transfer taxes (if any) and the fees of banks, custodians and transfer agents.

13. This Agreement may be amended by an instrument executed by the duly authorized officers of Trust and Ranson at any time, except that after approval by the shareholders of the Acquired Fund, no amendment may be made with respect to the Agreement which, in the opinion of the Board of Directors of Trust, materially adversely affects the interests of the shareholders of Trust. At any time Trust or Ranson may by written instrument signed by it (i) waive any inaccuracies in the representations and warranties made to it contained herein and (ii) waive compliance with any of the covenants or conditions made for its benefit contained herein.

14. In addition to the right to terminate this Agreement described in paragraph 11, this Agreement may be terminated and the plan described in the Agreement abandoned at any time prior to the Closing Date, whether before or after action thereon by the shareholders of the Acquired Fund and notwithstanding favorable action by such shareholders, by mutual consent of the Board of Directors of Trust and the Board of Trustees of Ranson. This Agreement may also be terminated by action of the Board of Directors of Trust or the Board of Trustees of Ranson, if:

     (1) The plan described in this Agreement shall not have become effective by June 1, 1999 (hereinafter called the "Final Date") unless such Final Date shall have been changed by mutual agreement; or

     (2) Either Trust or Ranson shall, at the Final Date, have failed to comply with any of its agreements contained herein; or

     (3) Prior to the Final Date any one or more of the conditions to the obligations of Trust or Ranson contained in this Agreement shall not be fulfilled to the reasonable satisfaction of Trust and its counsel or Ranson and its counsel or it shall become evident to Trust or Ranson that any of such conditions are incapable of being fulfilled.

15. This Agreement shall bind and inure to the benefit of the parties hereto and is not intended to confer upon any other person any rights or remedies hereunder.

16. The parties hereto represent and warrant that they have not employed any broker, finder or intermediary in connection with this transaction who might be entitled to a finder's fee or other similar fee or commission.

17. All prior or contemporaneous agreements and representations are hereby merged into this Agreement, which constitutes the entire contract between the parties hereto.

18. This Agreement shall be governed by and construed in accordance with the laws of the State of Nebraska.

19. This Agreement may be executed in one or more counterparts, all of which shall be considered one and the same agreement, and shall become effective when one or more of the counterparts has been signed by all parties hereto.

20. Trust shall indemnify, defend and hold harmless Ranson, its officers, trustees, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to Ranson, its officers, trustees, employees or agents, arising out of or based on (i) any breach by Trust of any of its representations, warranties, covenants or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact provided by Trust and contained in any proxy statement for Trust, as filed with the Commission or any amendment or supplement thereto, or any notification prepared by or on behalf of Trust and filed with any state regulatory agency, or in any information provided by Trust included in any proxy statement or registration statement filed by Ranson with the Securities and Exchange Commission or any amendment or supplement thereto; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such proxy statement, registration statement or application necessary to make the statements therein not misleading. This indemnity provision shall survive the termination of this Agreement.

21. Ranson shall indemnify, defend and hold harmless Trust, its officers, directors, employees and agents against all losses, claims, demands, liabilities and expenses, including reasonable legal and other expenses incurred in defending claims or liabilities, whether or not resulting in any liability to Trust, its officers, directors, employees or agents, arising out of or based on (i) any breach by Ranson of any of its representations, warranties, covenants or agreements set forth in this Agreement, or (ii) any untrue statement or alleged untrue statement of a material fact contained in any registration statement on Form N-1A or Form N-14 for Ranson, as filed with the Commission or any amendment or supplement thereto, or any notification prepared by or on behalf of Ranson and submitted to any state regulatory agency regarding the sale of shares of Ranson under the securities laws thereof; or which shall arise out of or be based upon any omission or alleged omission to state therein a material fact required to be stated in any such registration statement or application necessary to make the statements therein not misleading; provided, however, Ranson shall not be required to indemnify Trust, its officers, directors, employees and agents against any loss, claim, demand, liability or expense arising out of any information provided by Trust included in any registration statement filed by Ranson with the Commission or any amendment or supplement thereto. This indemnity provision shall survive the termination of this Agreement.

22. The execution of this Agreement has been authorized by the Board of Directors of Trust and by the Board of Trustees of Ranson.

     The Declaration of Trust for Ranson Managed Portfolios, a copy of which, together with all amendments thereto, is on file in the Office of the Secretary of the Commonwealth of Massachusetts, provides (i) that the name Ranson Managed Portfolios refers to the trustees under the Declaration of Trust collectively as trustees and not as individuals or personally, (ii) that no shareholder shall be subject to any personal liability whatsoever to any person in connection with trust property or the acts, obligations or affairs of the trust, and (iii) that no trustee, officer, employee or agent of the trust shall be subject to any personal liability whatsoever to any person, other than to the trust or its shareholders, in connection with trust property or the affairs of the trust, save only that arising from bad faith, willful misfeasance, gross negligence or reckless disregard of his duties with respect to such person; and all such persons shall look solely to the trust property for satisfaction of claims of any nature arising in connection with the affairs of the trust.

     IN WITNESS WHEREOF, the parties hereto have caused this Agreement to be executed and attested by their officers thereunto duly authorized, as of the date first written above.

                                               RANSON MANAGED PORTFOLIOS
Attest


By:                                            By:
Title:  Secretary                              Title:  President

                                               SMITH HAYES TRUST, INC.
Attest


By:                                            By:
Title: Secretary                               Title:  President

TABLE OF CONTENTS


SYNOPSIS......................................................................

RISK FACTORS..................................................................

PROPOSAL: AGREEMENT AND PLAN OF REORGANIZATION................................

THE NEBRASKA MUNICIPAL FUND...................................................

LANCASTER NEBRASKA TAX-FREE FUND..............................................

INFORMATION ABOUT VOTING MATTERS..............................................

INFORMATION FILED WITH THE SECURITIES
  AND EXCHANGE COMMISSION.....................................................

OTHER BUSINESS................................................................

LEGAL MATTERS.................................................................

SHAREHOLDER INQUIRIES.........................................................

EXHIBIT A--AGREEMENT AND PLAN OF REORGANIZATION...............................


                    ----------------------------------------


        You should rely only on the information contained in this document or information to which we have referred you. We have not authorized anyone to give you information that is different.

                            RANSON MANAGED PORTFOLIOS

                           THE NEBRASKA MUNICIPAL FUND

                       Statement of Additional Information


General Information

        This Statement of Additional Information contains or incorporates information which may be of interest to investors but which is not included in the combined Proxy Statement/Prospectus (the "Prospectus") dated April ___, 1999, relating to the reorganization involving Lancaster Tax-Free Fund (the "Lancaster Fund"), a series of the SMITH HAYES Trust, Inc. and the Nebraska Municipal Fund ("NMF"), a series of Ranson Managed Portfolios. The Statement of Additional Information for Lancaster Fund dated September 29, 1998 and the
Statement of Additional Information for NMF dated November 28, 1998 have been filed with the Securities and Exchange Commission and are deemed to be legally a part of this document. This Statement is not a Prospectus and is authorized for distribution only when it accompanies or follows delivery of the Prospectus. This Statement of Additional Information should be read in conjunction with the Prospectus. A copy of the April ___, 1999 Proxy Statement/Prospectus may be obtained, without charge, by writing Lancaster Fund, 200 Centre Terrace, 1225 "L" Street, Lincoln, Nebraska 68508 or by calling 1-800-279-7437.

     The  date of this Statement of Additional Information is April ___, 1999.


                                Table of Contents

General Information...........................................................1

Pro Forma Financial Statements................................................2

                           The Nebraska Municipal Fund

                                       and

                        Lancaster Nebraska Tax-Free Fund

               Proforma Combining Financial Statements (Unaudited)

The accompanying proforma statements give effect to the proposed transfer of all assets of Lancaster Nebraska Tax-Free Fund to The Nebraska Municipal Fund in exchange for the assumption by NMF of all of the liabilities of Lancaster Fund and for a number of NMF's shares equal in value to the value of the net assets of Lancaster Fund. Under generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving entity and the results of operations of Lancaster Fund for pre-combining periods will not be restated.

The unaudited proforma combining statements should be read in conjunction with the separate financial statements of NMF and Lancaster Fund incorporated by reference in this Statement of Additional Information.


THE NEBRASKA MUNICIPAL FUND and LANCASTER FUNDS NEBRASKA TAX-FREE FUND
Proforma Schedule of Investments
(Unaudited)
January 29, 1999
                                                                                                                           PROFORMA
                                                                                                                        SUPPLEMENTAL
                                                                                          COMPILED HISTORICAL BALANCES   INFORMATION
                                                                                         --------------------------------   --------

                                                                                          Lancaster Funds      The
                                                                                              Nebraska      Nebraska
Description                                                   Coupon   Maturity Principal   Tax-Free Fund  Municipal Fund   Combined
------------------------------------------------------------------------------------------------------------------------- ----------
College                                                  0.8%

Chadron State College, NE Student Fees & Facs. Rev. Ref.       5.700    7/1/11    $300,000  $    -          $ 304,974       $304,974
Education                                                10.7%
Lancaster Cty., NE School District                             4.150  10/26/00     235,000     235,000                       235,000
NE Educ. Finance Auth. (Creighton Univ.) Rev. AMBAC            5.950    1/1/11     300,000       -            332,853        332,853
NE Educ. Finance Auth. (Midland Lutheran College)
    Rev. G.O. of Univ                                          6.250   6/15/15     300,000     207,600        105,113        312,713
NE Educ. Finance Auth. Concordia College                       5.900  12/15/15     100,000     104,506                       104,506
NE Educ. Finance Auth. Revenue Bonds-1994                      6.750    6/1/14     100,000     113,096                       113,096
NE Hgr. Educ. Loan Program Junior Subord.                      6.400    6/1/13     300,000     335,559                       335,559
NE Hgr. Educ. Loan Program Junior Subord. Term MBIA            6.450    6/1/18     400,000        -           441,640        441,640
NE Hgr. Educ. Loan Program Senior Subord. Term MBIA            6.250    6/1/18     800,000        -           864,472        864,472
NE Hgr. Educ. Loan Program Student Loan MBIA                   5.875    6/1/14   1,350,000        -         1,431,608      1,431,608
                                                                                 ---------   ---------      ---------      ---------
                                                                                 3,885,000     995,760      3,175,686      4,171,446
                                                                                 ---------   ---------      ---------      ---------
Electric                                                 3.1%
Hastings, NE Elec. Rev.                                        6.300    1/1/19     370,000        -           409,020        409,020
Lincoln, NE Elec. Syst. Rev.                                   5.750    9/1/16     750,000        -           801,285        801,285
                                                                                 ---------   ---------      ---------      ---------
                                                                                 1,120,000        -         1,210,305      1,210,305
                                                                                 ---------   ---------      ---------      ---------
Eletric/Water/Sewer                                      0.3%
Hastings, NE Combined Utility                                  6.875  10/15/14     100,000     102,486          -            102,486
                                                                                 ---------   ---------      ---------      ---------

General Obligation                                       15.1%
Boyd Cty., NE School District #38                              5.850   6/15/13      50,000      51,701          -             51,701
Cuming Cty., NE School Dist. #020 (Bancraft-Rosalie)           5.750  12/15/17     100,000        -           102,615        102,615
Dawson Cty., NE SID #1  (IBP, Inc. Proj.) Ref. G.O.            5.650    2/1/22     700,000     430,505        315,597        746,102
Douglas Cty.                                                   6.250   5/15/09     100,000     103,573          -            103,573
Douglas Cty. NE School District #10                            6.400  12/15/08     150,000     154,732          -            154,732
Douglas Cty. School-Elkhorn                                    6.600  12/15/10     100,000     102,827          -            102,827
Douglas Cty. School-Elkhorn                                    6.750  12/15/14     100,000     102,956          -            102,956
Douglas Cty., NE SID #240 (LeBea) Ref. G.O.                    5.900  10/15/16     100,000        -           105,622        105,622
Douglas Cty., NE SID #295 G.O.                                 6.500    6/1/17     800,000        -           820,656        820,656
Douglas Cty., NE SID #363 (Hillsborough)  G.O.                 5.850   9/15/17     100,000        -           102,240        102,240
Douglas Cty., NE SID #392 (Cinnamon Creek)  G.O.               5.750   8/15/17     200,000        -           204,366        204,366
Douglas Cty., NE SID #396 (First National Business Park)       5.750    9/1/17     100,000        -           102,277        102,277
Gage Cty., NE (Beatrice) School Dist. #15 G.O. AMBAC           5.900  12/15/16     850,000        -           916,062        916,062
Hemingford, NE G.O.                                            5.600   2/15/12     115,000        -           116,511        116,511
Kearney Cty., NE School  Dist. #503 (Minden)  G.O.             6.150  12/15/12     100,000        -           103,652        103,652
Keith Cty., NE -Ogallala                                       6.300  11/15/09     100,000     102,327           -           102,327
Lincoln/Lancaster Cty., NE Public Bldg.                        6.200  10/15/11     100,000     106,949           -           106,949
North Platte NE  SER 1995                                      6.200   3/15/15     100,000     103,292           -           103,292
Omaha, NE Various Purpose                                      6.250   12/1/14     250,000        -           281,568        281,568
Omaha, NE Various Purpose                                      6.250   12/1/12     250,000        -           282,545        282,545
Papillion, NE G.O.                                             6.150    7/1/12     105,000        -           109,102        109,102
Sarpy Cty., NE SID #142  (Fair Meadows) Ref. G.O.              5.850   8/15/17     100,000        -           103,214        103,214
Sarpy Cty., NE SID #52  (Prairie Corners) G.O.                 6.000   10/1/17     300,000        -           308,304        308,304
Sarpy Cty., NE SID #86  (Willow Springs) G.O.                  6.250   1/15/17     100,000        -           103,579        103,579
Saunders Cty., NE G.O.                                         6.350    7/1/14     175,000     177,211           -           177,211
Washington Cty., NE  School Dist. #1 G.O.                      5.800   7/15/11     100,000        -           104,329        104,329
Washington Cty., NE  School Dist. #1 G.O.                      5.900   7/15/15     135,000        -           141,496        141,496
Western NE Community College                                   6.550  10/15/13     150,000     161,322           -           161,322
                                                                                 ---------   ---------      ---------      ---------
                                                                                 5,630,000   1,597,396      4,323,735      5,921,131
                                                                                 ---------   ---------      ---------      ---------
Health                                                   0.9%
Douglas Cty., NE (Cath.  Hlth. Corp.) Rev. MBIA                5.500  11/15/21     340,000        -           363,283        363,283
                                                                                 ---------   ---------      ---------      ---------

Health Care                                              2.7%
NE Invmt. Finance Auth.(Children Healthcare Svcs.) Rev. AMBAC  5.500   8/15/27   1,000,000        -         1,064,800      1,064,800
                                                                                 ---------   ---------      ---------      ---------

Hospital                                                 9.9%
Adams Cty., NE Hosp. Auth. #1 (Mary Lanning Memorial
           Hosp.) ASGUA                                        5.300  12/15/18     250,000        -           261,455        261,455
Douglas Cty. Hospital                                          5.000  12/15/17     250,000     252,903           -           252,903
Douglas Cty. NE Hospital-Beatrice                              6.000  11/15/15     125,000     137,396           -           137,396



THE NEBRASKA MUNICIPAL FUND and LANCASTER FUNDS NEBRASKA TAX-FREE FUND
Proforma Schedule of Investments (continued)
(Unaudited)
January 29, 1999
                                                                                                                        SUPPLEMENTAL
                                                                                         COMPILED HISTORICAL BALANCES    INFORMATION
                                                                                     -------------------------------- --------------
                                                                                            Lancaster Funds       The
                                                                                               Nebraska         Nebraska
Description                                                  Coupon   Maturity Principal   Tax-Free Fund    Municipal Fund  Combined
-------------------------------------------------------------------------------------------------------------------------  ---------

Douglas Cty. NE Hospital-Bergen Mercy                          5.850  11/15/03     100,000     108,488           -           108,488
Douglas Cty. NE Hospital-Bergen Mercy                          6.250  11/15/22     100,000     108,253           -           108,253
Douglas Cty. NE Hospital-DOUG CITY                             5.100    7/1/04     150,000     157,412           -           157,412
Douglas Cty., NE Hosp. Auth #2 (Bethphage Project) Rev.        5.400    2/1/13     120,000        -           122,843        122,843
Douglas Cty., NE Hospital (Alegent Hlth.) Auth.#001 Rev. AMBAC 5.250    9/1/21     250,000        -           258,795        258,795
Gage Cty., NE Hospital Authority #1                            6.400   10/1/07     100,000     114,295           -           114,295
Gage Cty., NE Hospital Authority #1                            6.750   10/1/14     200,000     233,140           -           233,140
Kearney Cty., NE Hospital                                      5.900    6/1/07     100,000     100,895           -           100,895
Lancaster Cty., NE (Bryan  Memorial Hospital) Rev. MBIA        5.375    6/1/19     750,000        -           782,888        782,888
Lancaster Cty., NE (Lincoln Medl.  Educ. Foundn.)  Rev.        5.700    2/1/11     100,000        -           104,967        104,967
Lancaster Cty., NE Hospital Authority                          6.250   5/15/12     200,000     221,776           -           221,776
Lancaster Cty., NE(Lincoln Medl.  Educ. Foundn.) Rev.          5.800    2/1/12     175,000        -           184,067        184,067
Madison Cty. Hospital                                          5.350    7/1/18     250,000     260,500           -           260,500
NE Invmt. Finance Auth. Catholic Health Initiative             5.125   12/1/17     200,000     205,388           -           205,388
Scotts Bluff Cty., NE Hosp. Auth. #1 (Regl West Medl. Ctr.)    5.250  11/15/28     250,000        -           252,310        252,310
                                                                                 ---------   ---------      ---------      ---------
                                                                                 3,670,000   1,900,445      1,967,324      3,867,769
                                                                                 ---------   ---------      ---------      ---------
Housing                                                  6.1%
NE Invmt. Finance Auth. 1994 SER D-1                           7.300    9/1/26     425,000     425,000          -            425,000
NE Invmt. Finance Auth. 4.65% 7/1/08                           4.650    7/1/08     100,000     102,344          -            102,344
NE Invmt. Finance Auth. 4.75% 7/1/09                           4.750    7/1/09     100,000     102,583          -            102,583
NE Invmt. Finance Auth. 4.85% 7/01/10                          4.850    7/1/10     100,000     102,700          -            102,700
NE Invmt. Finance Auth. 4.95% 7/1/11                           4.950    7/1/11     100,000     102,848          -            102,848
NE Invmt. Finance Auth. Education Fund Bldg.                   7.000   11/1/09      70,000      70,000          -             70,000
NE Invmt. Finance Auth. Hospital Revenue- NE Methodist         6.550    3/1/99     200,000     200,588          -            200,588
NE Invmt. Finance Auth. MF Waterbrook                          5.600    4/1/07     210,000     210,000          -            210,000
NE Invmt. Finance Auth. SFHR 1994 SER A-1                      6.300    3/1/17     185,000     185,000          -            185,000
NE Invmt. Finance Auth. SFHR 1995 SER A                        6.150    3/1/09     100,000     100,000          -            100,000
NE Invmt. Finance Auth. SFHR 1995 SER A                        6.200    9/1/10     100,000     100,000          -            100,000
NE Invmt. Finance Auth. SFHR 1995 SER B                        6.400    9/1/26     250,000     250,000          -            250,000
NE Invmt. Finance Auth. SFHR 1996 SER A                        5.950    3/1/27     100,000     100,000          -            100,000
NE Invmt. Finance Auth. SFHR 1996 SER E                        6.250    9/1/28     230,000     230,000          -            230,000
NE Invmt. Finance Auth. SFHR 1997 SER A                        5.850    9/1/17     100,000     100,000          -            100,000
                                                                                 ---------   ---------      ---------      ---------
                                                                                 2,370,000   2,381,063          -          2,381,063
                                                                                 ---------   ---------      ---------      ---------
Lease                                                     2.1%
Omaha, NE Parking Facs. Corp. (Omaha Park 4\5) Lease Rev.      5.700   9/15/15     750,000       -            821,115        821,115
                                                                                 ---------   ---------      ---------      ---------

Medical Center                                            1.9%
NE Invmt. Finance  Auth. (Great Plains Regl.
      Medl. Ctr.) ASSET GUAR                                   5.450  11/15/17     400,000       -            417,664        417,664
NE Invmt. Finance Auth. (Great  Plains Regl. Medl. Ctr.)
      Rev. ASGUA                                               6.500   5/15/14     300,000     168,617        167,141        335,757
                                                                                 ---------   ---------      ---------      ---------
                                                                                   700,000     168,617        584,805        753,421
                                                                                 ---------   ---------      ---------      ---------
Multi Family                                             6.5%
NE Invmt. Finance Auth. (Muirfield Greens)
      Multifamily Rev. FHA                                     6.850   12/1/25     525,000        -           562,548        562,548
NE Invmt. Finance Auth. (Muirfield Greens)
      Multifamily Rev. FHA                                     6.800   12/1/15     365,000        -           388,156        388,156
NE Invmt. Finance Auth. Multifamily Hsg. Rev. FNMA             6.200    6/1/28     495,000        -           520,220        520,220
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA             6.100    6/1/29     500,000        -           526,420        526,420
NE Invmt. Finance Auth. Multifamily Hsg. Rev. GNMA             6.000    6/1/17     500,000        -           528,390        528,390
                                                                                 ---------   ---------      ---------      ---------
                                                                                 2,385,000        -         2,525,734      2,525,734
                                                                                 ---------   ---------      ---------      ---------

Power                                                         6.8%
McCook PPO                                                    6.750  12/15/09     100,000     103,105           -            103,105
Municipal Energy                                              6.000    4/1/17     200,000     215,520           -            215,520
NE Public Power Dist. Power Supply Syst. Rev.                 5.750    1/1/20     250,000        -           273,433         273,433
NE Public Power Dist. Power Supply Syst. Rev.                 6.125    1/1/15     390,000        -           431,001         431,001
NE Public Power Dist. Power Supply Syst. Rev. MBIA            5.000    1/1/28     500,000        -           501,425         501,425
Omaha, NE Public Power Dist. Elec. Syst. Rev.                 6.000    2/1/15     330,000        -           373,471         373,471
Omaha, NE Public Power Dist. Elec. Syst. Rev.                 6.200    2/1/17     650,000        -           749,021         749,021
                                                                                ---------   ---------      ---------       ---------
                                                                                2,420,000     318,625      2,328,350       2,646,975
                                                                                ---------   ---------      ---------       ---------

THE NEBRASKA MUNICIPAL FUND and LANCASTER FUNDS NEBRASKA TAX-FREE FUND
Proforma Schedule of Investments (continued)
(Unaudited)
January 29, 1999
                                                                                                                            PROFORMA
                                                                                         COMPILED HISTORICAL BALANCES    INFORMATION
                                                                                         ------------------------------  -----------

                                                                                             Lancaster Funds      The
                                                                                                Nebraska       Nebraska
Description                                                 Coupon   Maturity   Principal  Tax-Free Fund   Municipal Fund   Combined
-------------------------------------------------------------------------------------------------------------------------    -------

Public                                                  3.7%
Lincoln/Lancaster Cty., NE Public Bldg. Community Rev.         5.875  10/15/23     850,000       -            937,304        937,304
Lincoln/Lancaster Cty., NE Public Bldg. Community Tax
       Lease Rental                                            5.800  10/15/18     475,000       -            524,239       524,239
                                                                                 ---------   ---------      ---------      ---------
                                                                                 1,325,000       -          1,461,542      1,461,542
                                                                                 ---------   ---------      ---------      ---------
Real Estate Development                                  2.2%
Northeast NE Juvenile Auth. 1st Mrtge. Rev.                    6.375    6/1/17     770,000     555,078        292,180        847,258
                                                                                 ---------   ---------      ---------      ---------

Revenue                                                  7.8%
District Energy Corp.                                          5.500    7/1/13     150,000     154,755           -           154,755
Douglas Cty. Hospital                                          5.375  11/15/15     275,000     291,808           -           291,808
Douglas Cty. Hospital                                          5.000   12/1/17     150,000     151,424           -           151,424
Lincoln Parking Revenue                                        6.150   8/15/11     100,000     106,396           -           106,396
Lincoln/Lancaster Cty., NE Public Bldg.                        5.000  10/15/99      50,000      50,692           -            50,692
Lincoln/Lancaster Cty., NE Public Bldg.                        6.100   8/15/09     250,000     265,688           -           265,688
NE Educ. Finance Auth. 5.55%                                   5.550   6/15/18     500,000     532,884           -           532,884
NE Public Gas Agency                                           6.250    4/1/05     200,000     215,268           -           215,268
NE Public Gas Agency                                           5.650    4/1/06     200,000     213,728           -           213,728
NE Public Power District 5%                                    5.000    7/1/04     325,000     346,613           -           346,613
NE Public Power District 6.25%                                 6.250    1/1/02     150,000     163,895           -           163,895
NE Public Power District Revenue 5%                            5.000    1/1/28     200,000     199,800           -           199,800
Omaha Public Power District                                    4.300    2/1/00     100,000     101,158           -           101,158
Omaha River Development                                        4.500   12/1/07     250,000     252,697           -           252,697
                                                                                 ---------   ---------      ---------      ---------
                                                                                 2,900,000   3,046,803           -         3,046,803
                                                                                 ---------   ---------      ---------      ---------
School District                                          1.1%
Otoe Cty., NE School Dist. #111  (Nebraska City) Ref. AMBAC    5.800  11/15/14     400,000       -            419,440        419,440
                                                                                 ---------   ---------      ---------      ---------

Sewer                                                     2.2%
Grand Island, NE Sewer Syst. Rev.                              6.000    4/1/14     550,000     327,324        272,200        599,524
York, NE Sewer Syst. Rev.                                      5.850    6/1/12     140,000        -           147,784        147,784
York, NE Sewer Syst. Rev.                                      6.000    6/1/17     100,000        -           102,913        102,913
                                                                                 ---------   ---------      ---------      ---------
                                                                                   790,000     327,324        522,897        850,221
                                                                                 ---------   ---------      ---------      ---------

Single Family                                            8.8%
NE Invmt. Finance Auth. Single Family Hsg. Rev.                6.600    9/1/20     695,000        -           742,976        742,976
NE Invmt. Finance Auth. Single Family Hsg. Rev.                6.300    9/1/28   1,105,000        -         1,189,776      1,189,776
NE Invmt. Finance Auth. Single Family Hsg. Rev.                5.850    9/1/28     470,000        -           491,291        491,291
NE Invmt. Finance Auth. Single Family Hsg. Rev. FHA/GNMA       6.500    9/1/18     400,000        -           426,860        426,860
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA           6.250    3/1/21     300,000        -           321,843        321,843
NE Invmt. Finance Auth. Single Family Hsg. Rev. GNMA           6.200    9/1/17     250,000        -           267,068        267,068
                                                                                 ---------   ---------      ---------      ---------
                                                                                 3,220,000        -         3,439,813      3,439,813
                                                                                 ---------   ---------      ---------      ---------
Solid Waste                                              1.6%
Northeast NE Solid Waste Facs. Rev.     MBIA                   5.900   5/15/15     600,000        -           627,876        627,876
                                                                                 ---------   ---------      ---------      ---------

Stadium                                                  1.3%
Omaha, NE (Rosenblatt Stadium) Facs. Rev.                      5.000   11/1/18     500,000        -           505,595        505,595
                                                                                 ---------   ---------      ---------      ---------

Student Loan                                             0.3%
NE Student Loan Program B  Rev. MBIA                           6.000    6/1/28     100,000        -           104,030        104,030
                                                                                 ---------   ---------      ---------      ---------

Utilities                                                2.1%
Kearney Cty., NE Combined  Util. Rev.                          6.100    6/1/14     800,000     209,020        629,268        838,288
                                                                                 ---------   ---------      ---------      ---------

TOTAL NEBRASKA MUNICIPAL BONDS ( COST $35,971,693)                                       11,602,617.30  26,672,751.50  38,275,368.80

Short-term Securities                                    2.2%
Federated Inter Municipal Trust #78                                                              -            150,696        150,696
Federated Tax-Free Fund #73                                                                    513,293        199,174        712,467
                                                                                             ---------     ----------      ---------
                                                                                               513,293        349,870        863,163
                                                                                             ---------     ----------      ---------

TOTAL (COST $36,829,856)                                  100%                           $  12,1$5,910     27,022,622     39,138,532
                                                                                         =============     ==========     ==========

The accompanying notes are an integral part of this schedule.

THE NEBRASKA MUNICIPAL FUND AND LANCASTER FUNDS NEBRASKA TAX FREE FUND PORTFOLIOS
             Pro Forma Combining Statement of Assets and Liabilities
                                January 29, 1999
                                   (Unaudited)

                                      Compiled Historical Balances           Proforma Supplemental Information

                                               Lancaster Funds
                                  The Nebraska  Nebraska Tax
                                 Municipal Fund   Free Fund   Combined   Adjustments Pro Forma Effect
                                  -------------------------------------------------- ----------------
Assets:
    Investments:
      Long-term investments in
        securities (See schedule
        of investments            $27,022,622  $12,115,911 $39,138,533         $ -     $ 39,138,533
    Deferred organization costs         2,462            -       2,462           -            2,462
    Prepaid Expense                         -        3,317       3,317           -            3,317
    Variation margin on futures        68,750            -      68,750           -           68,750

Receivables:
    Fund shares sold                   30,000            -          -            -                -
    Dividends and interest            384,835      166,162     550,997           -          550,997
                                  ------------------------------------------------    -------------

    Total Assets                  $27,508,669  $12,285,390 $39,794,059         $ -     $ 39,794,059
                                  ================================================    =============

Liabilities:
    Payables:
      Security purchases payable          $ -    $ 200,661    $200,661        $ -         $ 200,661
      Dividends payable               105,471          -       105,471       3,873 (a)      109,344
      Bank Overdraft                    4,267          -         4,267          -             4,267
      Fund shares redeemed                              69          69          -                69
      Accrued expenses                 16,586        7,816      24,402      (3,873)(b)       20,529
                                  ------------------------------------------------    -------------
      Total liabilities              $126,324     $208,546    $334,870        $ -         $ 334,870
                                  ------------------------------------------------    -------------

Net Assets:
    Capital stock                     $ -        $   1,194     $1,194    $ (1,194)(g)          $ -
    Capital in excess of par       27,166,716   11,909,535 39,076,251       1,194 (g)   39,077,445
    Undistributed net income            -           25,999     25,999           -           25,999
    Undistributed net realized
      gains (losses)on investments (1,522,653)    (407,804)(1,930,457)          -       (1,930,457)
    Net unrealized appreciation
      (depreciation) on investments 1,760,757      547,919  2,308,676           -        2,308,676
    Unrealized depreciation
      on futures                      (22,475)                (22,475)          -          (22,475)
                                  ------------------------------------------------    -------------
      Total net assets            $27,382,345  $12,076,843 $39,459,188        $ -     $ 39,459,188
                                  ------------------------------------------------    -------------

      Total Liabilities and
          Net Assets              $27,508,669  $12,285,389 $39,794,058        $ -      $39,794,058
                                  ================================================    =============

Net asset value and redemption
    price per share                    $11.37       $10.11                                  $11.37
                                  =========================                           =============

Maximum offering prices per share      $11.87       $10.52                                  $11.87
                                  =========================                           =============

Shares outstanding                                                    Conversion
                                                                      Adjustments   Pro Forma Shares
Reconciliation                                                        -----------   ----------------

Net assets                        $27,382,345  $12,076,843                            $ 39,459,188
Shares authorized                   Unlimited   40,000,000                               Unlimited
Shares issued and outstanding       2,408,753    1,194,019              (132,307)(c)     3,470,465
                                  -------------------------                           -------------
Net asset value and
    redemption price                   $11.37       $10.11                                  $11.37
                                  =========================                           =============


The accompanying notes to the combining proforma financial statements are an integral part of these financial statements.


 THE NEBRASKA MUNICIPAL FUND AND LANCASTER FUNDS NEBRASKA TAX FREE FUND PORTFOLIOS
                   Pro Forma Combining Statement of Operations
                    for the Six Months Ended January 29, 1999
                                   (Unaudited)

                                     Compiled Historical Balances           Proforma Supplemental Information

                                                   Lancaster Funds
                                     The Nebraska   Nebraska Tax
                                     Municipal Fund   Free Fund   Combined   Adjustments Pro Forma Effect
                                     -------------------------------------------------- ----------------

Investment Income:
    Interest                              $733,274    $333,173  $1,066,447         $ -        $ 1,066,447
    Dividends                                6,080           -       6,080           -              6,080
                                      -------------------------------------------------     --------------
      Total investment income             $739,354    $333,173  $1,072,527         $ -        $ 1,072,527
                                      -------------------------------------------------     --------------

Expenses:
    Investment advisory fees               $66,700      $9,190     $75,890    $ 21,348   (d)      $97,238
    Trustee's Fees                           1,363         600       1,963           -              1,963
    Distribution fees                       33,350      15,313      48,663           -             48,663
    Custodian fees                           2,003       2,948       4,951      (2,037)  (d)        2,914
    Transfer agent fees & Acctg
      Service Fees                          39,451       7,657      47,108      11,887   (d)       58,995
    Professional fees                        2,572       2,817       5,389      (1,647)  (e)        3,742
    Printing and postage                     1,214       1,977       3,191      (1,425)  (e)        1,766
    License fees, and registration           1,046         497       1,543        (497)  (e)        1,046
    Amortization of organization costs       1,868           -       1,868           -              1,868
                                      -------------------------------------------------     --------------
    Gross expenses                         149,567      40,998     190,565      27,629            218,194
    Less investment advisory fees waived   (20,969)          -     (20,969)     (9,600)  (f)      (30,569)
    Less distribution fees waived          (33,350)          -     (33,350)    (15,313)  (f)      (48,663)
                                      -------------------------------------------------     --------------
      Net expenses                         $95,248     $40,998    $136,246       2,716   (a)     $138,962


Net investment income                    $ 644,106   $ 292,174   $ 936,280    $ (2,716)         $ 933,564
                                      -------------------------------------------------     --------------

Net realized gain(loss) on
    Investment Transactions                $53,685      $3,921     $57,606         $ -           $ 57,606
    Futures Transactions                   (66,701)          -     (66,701)          -            (66,701)
Net unrealized appreciation
 (depreciation) on
    Investments                            609,945     167,283     777,228           -            777,228
    Futures                                (22,475)          -     (22,475)          -            (22,475)
Net realized and unrealized gain(loss) on
    Investments and Futures                574,454     171,204     745,658           -            745,658
                                      -------------------------------------------------     --------------
Net increase in net assets
    resulting from operations          $ 1,218,560   $ 463,378 $ 1,681,938    $ (2,716)       $ 1,679,222
                                      =================================================     ==============

The accompanying notes to the combining proforma financial statements are an integral part of these financial statements.


THE NEBRASKA MUNICIPAL FUND AND LANCASTER FUNDS NEBRASKA TAX FREE FUND PORTFOLIOS
                  Pro Forma Combining Statement of Operations
                         for the Year Ended July 31, 1998
                                   (Unaudited)

                                     Compiled Historical Balances           Proforma Supplemental Information

                                                       Lancaster Funds
                                         The Nebraska   Nebraska Tax
                                         Municipal Fund   Free Fund   Combined   Adjustments Pro Forma Effect
                                         -------------------------------------------------- ----------------
Investment Income:
    Interest                               $1,535,604      $604,940   $2,140,544        $ -      $ 2,140,544
    Dividends                                  15,665             -       15,665          -           15,665
                                        ----------------------------------------------------   --------------
      Total investment income              $1,551,269      $604,940   $2,156,209        $ -      $ 2,156,209
                                        ----------------------------------------------------   --------------

Expenses:
    Investment advisory fees                 $136,742       $16,430     $153,172   $ 37,679 (d)     $190,851
    Distribution fees                          68,179        27,369       95,548            (d)       95,548
    Custodian fees                              3,619         4,184        7,803     (2,749)(d)        5,054
    Transfer agent and accounting service fees 84,871        13,691       98,562      3,624 (d)      102,186
    Trustee fees                                2,762           366        3,128        729 (d)        3,857
    Professional fees                           7,555         6,189       13,744     (3,193)(e)       10,551
    Printing and postage                        2,514         3,930        6,444     (2,933)(e)        3,511
    License fees, and registration              6,413         1,587        8,000     (1,587)(e)        6,413
    Amortization of organization costs          5,481             -        5,481          -            5,481
                                        ----------------------------------------------------   --------------
     Gross expenses                          $318,136       $73,746     $391,882    $31,570         $423,452
     Less investment advisory fees waived    ($56,537)            -     ($56,537)  ($22,372)(f)     ($78,909)
     Less distribution fees waived           ($39,328)            -     ($39,328)  ($15,787)(f)     ($55,115)
     Less other expenses absorbed by advisor ($51,233)            -     ($51,233)         -         ($51,233)
                                        ----------------------------------------------------   --------------
        Net Expenses                         $171,038       $73,746     $244,784    ($6,589)(a)     $238,195

Net investment income                      $1,380,231      $531,194   $1,911,425    $ 6,589      $ 1,918,014
                                        ----------------------------------------------------   --------------

Net realized gain(loss) on
    Investment Transactions                  $131,901        $4,623     $136,524        $ -        $ 136,524
    Futures Transactions                     (515,806)            -     (515,806)         -         (515,806)
Net unrealized appreciation
  (depreciation) on
    Investments                                47,086        15,352       62,438          -           62,438
    Futures                                     2,792             -        2,792          -            2,792
                                        ----------------------------------------------------   --------------
Net realized and unrealized gain(loss) on
    Investments and Futures                $ (334,027)     $ 19,976   $ (314,051)       $ -       $ (314,051)
                                        ----------------------------------------------------   --------------
Net increase in net assets
    resulting from operations              $1,046,204      $551,170   $1,597,374    $ 6,589      $ 1,603,963
                                        ====================================================   ==============


The accompanying notes to the combining proforma financial statements are an integral part of these financial statements.

                           NEBRASKA MUNICIPAL FUND AND
                     LANCASTER FUNDS NEBRASKA TAX-FREE FUND
                Notes to Pro Forma Combining Financial Statements
                     Year Ended July 31, 1998 and Six-Months
                             Ended January 29, 1999
                                   (Unaudited)

Summary of Pro Forma Financial Statements and Assumptions

The Reorganization to which the forgoing pro forma financial statements relate involves the transfer of all assets and liabilities of the Lancaster Funds Nebraska Tax-Free Fund to The Nebraska Municipal Fund, in exchange for shares of the Nebraska Municipal Fund, and the pro rata distribution, on the closing date, of such shares of The Nebraska Municipal Fund to the shareholders of the Lancaster Funds Nebraska Tax-Free fund as provided in the plan. The Funds will not be responsible for any of the expenses associated with the Reorganization. Such expenses will be borne by SMITH HAYES Financial Services Corporation, the distributor of the Lancaster Funds Nebraska Tax-Free Fund and Ranson Capital Corporation, the adviser for The Nebraska Municipal Fund.

The foregoing unaudited pro forma financial statements consist of: (i) Pro Forma Combining Statements of Assets and Liabilities as of January 29, 1999, assuming the Reorganization had been consummated on that date (ii) Pro Forma Combining Statement of Operations for the year ended July 31, 1998 and the six months ended January 29, 1999, giving effect to the Reorganization as if it had been consummated on August 1, 1997; and (iii) Pro Forma Combining Schedule of
Investments as of January 29, 1999 assuming the Reorganization had been consummated on that date.

Because of the similarities in the investment objectives and policies of the Lancaster Funds Nebraska Tax-Free Fund and The Nebraska Municipal Fund, and the fact that all of the portfolio securities of the Lancaster Funds Nebraska Tax-Free fund are eligible for investment by the Nebraska Municipal Fund, it is not anticipated that any securities held by either Fund will be sold before or after the Reorganization, other than in the ordinary course of business. Accordingly, the presentation of the Pro Forma Combining Schedule of Investments assumes that the investment manager will not sell any of the securities in connection with the Reorganization. Therefore, no adjustment column is presented.

The pro forma adjustments to the foregoing pro forma combining financial statements consist of:

(a) Assumes the reduction in pro forma net expenses is distributed to the shareholders of the Combined Fund.

(b) Reflects the adjustments made to pro forma net expenses as shown on the Pro Forma Combining Statement of Operations and described in notes (d) and (e) below.

(c) In the Reorganization, The Nebraska Municipal Fund will issue a number of its shares equal to the amount obtained by dividing the total net asset value of the Lancaster Funds Nebraska Tax-Free Fund by the net asset value per share of The Nebraska Municipal Fund. These newly issued Nebraska Municipal Fund shares will then be distributed to the Lancaster Funds Nebraska Tax-Free fund shareholders in exchange for the then outstanding Lancaster Funds Nebraska Tax-Free fund shares which will be canceled. As a consequence, a share reconciliation representing the difference between the number of The Nebraska Municipal Fund shares to be issued in the Reorganization and the number of Lancaster Funds Nebraska Tax-Free Fund shares given up in the Reorganization is shown. The share reconciliation represents a decrease in the number of outstanding shares of the Combined Fund because of net asset value per share of The Nebraska Municipal Fund is higher than that of the Lancaster Funds Nebraska Tax-Free Fund.

(d) The adjustments to the investment advisory fee, distribution fee, custodian fee, transfer agent fee, and the accounting service fee reflect the increase (decrease) in expenses assuming the Combined Fund operated under The Nebraska Municipal Fund's fee structure for the entire year ended July 31, 1998 and six months ended January 29, 1999.

(e) Reductions in professional, printing and postage, trustees' fees, license, registration, and other fees reflect the elimination of duplicative costs.

(f) Represents adjustment to expenses to reflect the assumed waiver of Lancaster Funds Nebraska Tax-Free Fund investment advisory fees and distribution fees to the extent that the Nebraska Municipal Fund fees were waived during the period presented.

(g) Represents adjustment to par value for conversion to The Nebraska Municipal Fund's no par stock.

FORM N14

PART C

OTHER INFORMATION

Item 15.Indemnification

        The following is a summary of the rights of indemnification set forth in the Agreement and Declaration of Trust of Registrant (see Exhibit 1.1). Article VIII of the Agreement and Declaration of Trust of Registrant provides generally that any person who is or has been a trustee or officer of Registrant (including persons who serve at the request of Registrant as directors, trustees or officers of another organization and including persons who served as officers and directors of the Registrant) shall be indemnified by Registrant to the fullest extent permitted by law against liabilities and expenses reasonably incurred by such person in connection with any claim, suit or proceeding in which such person becomes involved as a party or otherwise by virtue of being or having been such a trustee, director or officer and against amounts incurred in settlement thereof. It is further provided in such Agreement and Declaration of Trust that no indemnification shall be provided in the event that it is determined that such person was engaged in willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his office or that such person did not act in good faith in the reasonable belief that his action was in the best interests of Registrant. In the event of a settlement or other disposition not involving a final determination of the foregoing matters by a court or other body, no indemnification shall be provided unless such determination is made by a vote of a majority of the "disinterested" trustees acting on the matter or a written opinion of independent legal counsel. The right to indemnification as so provided may be insured against by policies maintained by the Registrant and shall continue as to any person who has ceased to be a trustee or officer of Registrant.

        Expenses of preparation and presentation of a defense by a person claiming indemnification may be advanced by Registrant provided generally that such person undertakes to repay any such advances if it is ultimately determined that he is not entitled to indemnification and provided that either such undertaking is secured by appropriate security or a majority of the "disinterested" trustees acting on the matter or independent legal counsel in a written opinion determines that there is reason to believe that such person ultimately will be found entitled to indemnification.

        The Agreement and Declaration of Trust provides further that in the event that any shareholder or former shareholder shall be found to be personally liable solely by reason of his being a shareholder and not because of acts or omissions of such person, such shareholder shall be entitled out of assets of the Registrant to be indemnified against all loss and expense arising from such liability (provided there is no liability to reimburse any shareholder for taxes paid by reason of such shareholder's ownership of shares or for losses suffered by reason of any changes in value of any of Registrant's assets).

        The Agreement and Declaration of Trust (Article IV, Section 2(o)) provides specifically that the trustees have the power to purchase and pay for insurance out of assets of Registrant as they deem necessary or appropriate for the conduct of its business including policies insuring shareholders, trustees, officers, employees, agents, investment managers, principal underwriters or independent contracts or Registrant against claims or liabilities arising by reason of such persons holding or having held any such office or position with Registrant or by reason of any action alleged to have been taken or omitted by such person in such office or position including any action taken or omitted that may be determined to constitute negligence whether or not the Registrant would have the power to indemnify such person against such liability.

        The provisions with respect to indemnification in the Agreement and Declaration of Trust of Registrant do not affect any rights of indemnification that persons other than those specifically covered may have whether under contract or otherwise under law.

        Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers, and controlling persons of the Registrant pursuant to the provisions of Registrant's Agreement and Declaration of Trust, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable. In the event that a claim for indemnification against such liability (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of Registrant in the successful defense of any action, suit or proceeding) as asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question of whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

Item 16.       Exhibits

1.1. Agreement and Declaration of Trust dated August 10, 1990 (incorporated by reference to Form N1-A [File No. 3336324] filed on behalf of Ranson Managed Portfolios -- The Kansas Municipal Fund).

2.1. By-Laws (incorporated by reference to Form N1-A [File No. 3336324] filed on behalf of Ranson Managed Portfolios -- The Kansas Municipal Fund).

3.1. Not applicable.

4.1. Agreement and Plan of Reorganization: See Exhibit A to Part A of this Registration Statement.

5.1. Not applicable.

6.1. Management and Investment Advisory Agreement between Registrant and Ranson Capital Corporation.1

7.1. Distribution and Services Agreement between Registrant and Ranson Capital Corporation.1

7.2. Form of Dealer's Agreement.1

8.1  Not Applicable.

9.1. Custodian Agreement between Registrant and First Western Bank & Trust (incorporated by reference to Form N-1A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios -- The Oklahoma Municipal Fund).

10.1.Form  of  Accounting  and   Administrative   Services   Agreements  between
     Registrant and ND Resources, Inc. (incorporated by reference to Form N1-A [File No. 33-36324] filed on behalf of Ranson Managed Portfolios -- The Oklahoma Municipal Fund).

10.2.Shareholder  Services  Plan  between  the Ranson  Fund and  Ranson  Capital
     Corporation.1


11.1. Opinion and Consent of Chapman and Cutler.

12.1.Tax Opinion  Relating  to  Reorganization  and Consent of Cline,  Williams,
     Wright, Johnson & Oldfather. 2

13.1 Not Applicable.


14.1. Consent of Brady, Martz & Associates, P.C. 2

14.2. Consent of Deloitte & Touche LLP. 2


15.1. Not applicable.

16.1. Not applicable.

17.1. Form of Proxy.

Item 17. Undertakings

        (1) The Registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

        (2) The Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.


--------
1 Previously filed as part of Registrant's Registration Statement on Form N-1A [File No. 33-36324], Post-Effective Amendment No. 11 and incorporated by reference herein.


2 Previously filed as an exhibit to this Registration Statement.

                                   SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it has duly caused this Amendment to its Registration Statement to be signed on its behalf by the undersigned duly authorized in the City of Minot, in the State of North Dakota on the 12th day of April, 1999.

                           RANSON MANAGED PORTFOLIOS


                                     By:    /s/
                                          Robert E. Walstad, President


     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities indicated on the 12th day of April, 1999:


      SIGNATURES                      TITLE


                                   Trustee, Chairman of the Board, President and
/s/                                Treasurer (Principal Executive Officer and
Robert E. Walstad                  Principal Accounting Officer)




/s/                                Trustee
Lynn W. Aas



/s/                                Trustee
Robert E. Walstad
Attorney-in-fact



/s/                                Trustee
R. James Maxson

                                  EXHIBIT INDEX


        11.1    Opinion and Consent of Chapman and Cutler
        17.1    Form of Proxy (Revised).